UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Funds

Semiannual Report

March 31, 2017

AMT-Free    •     National

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2017

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

AMT-Free Municipal Income Fund	2
National Municipal Income Fund	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	7

Officers and Trustees	41

Important Notices	42

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2017

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/06/1998	03/16/1978	–2.54%	–0.11%	3.85%	3.32%
Class A with 4.75% Maximum Sales Charge	—	—	–7.17	–4.88	2.84	2.83
Class B at NAV	01/14/1998	03/16/1978	–2.94	–0.88	3.07	2.55
Class B with 5% Maximum Sales Charge	—	—	–7.71	–5.69	2.72	2.55
Class C at NAV	05/02/2006	03/16/1978	–2.93	–0.88	3.07	2.55
Class C with 1% Maximum Sales Charge	—	—	–3.89	–1.84	3.07	2.55
Class I at NAV	03/16/1978	03/16/1978	–2.44	0.07	4.11	3.58
Bloomberg Barclays Municipal Bond Index	—	—	–2.10%	0.15%	3.24%	4.32%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	—	–3.29	0.39	4.51	4.67

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.91%	1.66%	1.66%	0.66%
Net			0.81	1.56	1.56	0.56

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			4.05%	3.28%	3.29%	4.30%
Taxable-Equivalent Distribution Rate			7.16	5.80	5.81	7.60
SEC 30-day Yield			1.90	1.25	1.25	2.24
Taxable-Equivalent SEC 30-day Yield			3.36	2.21	2.21	3.96

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						10.45%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

National Municipal Income Fund

March 31, 2017

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/05/1994	12/19/1985	–2.12%	1.40%	4.15%	2.95%
Class A with 4.75% Maximum Sales Charge	—	—	–6.80	–3.43	3.15	2.45
Class B at NAV	12/19/1985	12/19/1985	–2.49	0.64	3.38	2.18
Class B with 5% Maximum Sales Charge	—	—	–7.29	–4.24	3.03	2.18
Class C at NAV	12/03/1993	12/19/1985	–2.49	0.64	3.38	2.18
Class C with 1% Maximum Sales Charge	—	—	–3.45	–0.34	3.38	2.18
Class I at NAV	07/01/1999	12/19/1985	–2.00	1.65	4.41	3.21
Bloomberg Barclays Municipal Bond Index	—	—	–2.10%	0.15%	3.24%	4.32%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	—	–3.29	0.39	4.51	4.67

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.79%	1.54%	1.54%	0.54%
Net			0.67	1.42	1.42	0.42

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.78%	3.02%	3.02%	4.03%
Taxable-Equivalent Distribution Rate			6.68	5.34	5.34	7.12
SEC 30-day Yield			2.35	1.72	1.72	2.71
Taxable-Equivalent SEC 30-day Yield			4.15	3.04	3.05	4.79

% Total Leverage[5]
RIB Financing						10.24%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Municipal Income Funds

March 31, 2017

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

4

Eaton Vance

Municipal Income Funds

March 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 – March 31, 2017).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Municipal Income Fund

	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period* (10/1/16 – 3/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$974.60	$4.73	0.96%
Class B	$1,000.00	$970.60	$8.45	1.72%
Class C	$1,000.00	$970.70	$8.40	1.71%
Class I	$1,000.00	$975.60	$3.50	0.71%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.83	0.96%
Class B	$1,000.00	$1,016.40	$8.65	1.72%
Class C	$1,000.00	$1,016.40	$8.60	1.71%
Class I	$1,000.00	$1,021.40	$3.58	0.71%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2016.

5

Eaton Vance

Municipal Income Funds

March 31, 2017

Fund Expenses — continued

Eaton Vance National Municipal Income Fund

	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period* (10/1/16 – 3/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$978.80	$4.05	0.82%
Class B	$1,000.00	$975.10	$7.73	1.57%
Class C	$1,000.00	$975.10	$7.73	1.57%
Class I	$1,000.00	$980.00	$2.81	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.13	0.82%
Class B	$1,000.00	$1,017.10	$7.90	1.57%
Class C	$1,000.00	$1,017.10	$7.90	1.57%
Class I	$1,000.00	$1,022.10	$2.87	0.57%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2016.

6

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 110.4%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.2%
New York Environmental Facilities Corp., 5.00%, 10/15/35(1)	$9,900	$10,856,835

		$10,856,835

Education — 5.5%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$5,000	$5,504,950
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,050	1,202,428
University of California, 5.25%, 5/15/35	3,555	4,173,890
University of Nebraska, 5.00%, 5/15/35	1,000	1,132,400
University of Nebraska, 5.00%, 7/1/35	3,000	3,402,660
West Virginia University, 5.00%, 10/1/31	3,000	3,396,360

		$18,812,688

Electric Utilities — 6.3%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,605	$1,689,471
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	3,839,405
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,410	1,540,904
San Antonio, TX, (Electric and Gas Systems), Prerefunded to 2/1/19, 5.00%, 2/1/34(1)	7,000	7,491,120
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,333,361
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	3,285	3,536,763

		$21,431,024

Escrowed / Prerefunded — 15.1%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	$880	$995,597
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	1,320	1,502,411
Fairfax County Economic Development Authority, VA, (Goodwin House, Inc.), Prerefunded to 10/1/17, 5.125%, 10/1/37	1,595	1,629,723
Fairfax County Economic Development Authority, VA, (Goodwin House, Inc.), Prerefunded to 10/1/17, 5.125%, 10/1/42	2,255	2,303,392
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	10,000	9,939,600
Idaho Bond Bank Authority, Prerefunded to 3/15/19, 5.25%, 9/15/25	330	356,634
Idaho Bond Bank Authority, Prerefunded to 3/15/19, 5.25%, 9/15/25	830	896,989
Idaho Bond Bank Authority, Prerefunded to 3/15/19, 5.375%, 9/15/27	445	481,988

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Idaho Bond Bank Authority, Prerefunded to 3/15/19, 5.375%, 9/15/27	$1,110	$1,202,263
Idaho Health Facilities Authority, (Trinity Health Credit Group), Prerefunded to 12/1/18, 6.25%, 12/1/33	2,985	3,240,964
Illinois Finance Authority, (Provena Healthcare), Prerefunded to 8/15/19, 7.75%, 8/15/34	7,050	8,120,895
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	1,650	1,928,537
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.50%, 11/15/28	310	337,587
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.50%, 11/15/28	2,730	2,972,943
Missouri Health and Educational Facilities Authority, (Washington University), Prerefunded to 3/15/18, 5.375%, 3/15/39(1)	4,110	4,284,716
Savannah Economic Development Authority, GA, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,533,080
Triborough Bridge and Tunnel Authority, NY, Prerefunded to 11/15/18, 5.25%, 11/15/34(1)	3,745	4,002,465
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	1,415	1,507,187

		$51,236,971

General Obligations — 13.2%
Beaverton School District 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/32	$1,775	$2,021,920
California, 5.00%, 10/1/26	1,300	1,548,911
California, 5.00%, 10/1/27	630	746,210
California, 5.25%, 10/1/29	560	641,900
California, 5.25%, 10/1/32	3,480	3,966,017
Chicago, IL, 6.00%, 1/1/38	1,250	1,301,338
Commerce Charter Township, MI, 4.00%, 12/1/35(2)	905	963,834
Commerce Charter Township, MI, 4.00%, 12/1/37(2)	990	1,040,728
Fennville Public Schools, MI, 4.00%, 5/1/34	1,000	1,093,720
Foothill-De Anza Community College District, CA, 5.00%, 8/1/34	1,150	1,333,988
Foothill-De Anza Community College District, CA, 5.00%, 8/1/36	1,150	1,328,998
Illinois, 5.00%, 11/1/28	3,600	3,724,524
Illinois, 5.00%, 11/1/29	1,400	1,433,306
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	4,470	4,963,354
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,033,352
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)	7,700	8,355,655
Springfield School District No. 19, OR, 5.00%, 6/15/30	1,325	1,556,424
University of Connecticut, 5.00%, 2/15/32	650	725,465

7	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Washington, 5.25%, 2/1/36(1)	$6,000	$6,742,500
Wentzville R-IV School District, MO, 0.00%, 3/1/29	600	418,686

		$44,940,830

Hospital — 15.7%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$599,970
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	5,618,497
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,720	1,937,614
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,300	2,568,617
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,511,547
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	1,330	1,425,388
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,247,380
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/45	2,155	2,174,007
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	2,000	2,252,580
Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	1,185	1,315,836
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	5,345	4,750,743
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,230	5,736,892
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,435,953
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	785	892,506
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/29	1,450	1,675,721
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.25%, 12/1/37	3,380	3,671,119
Ohio, (University Hospitals Health Systems, Inc.), 5.00%, 1/15/36	2,500	2,741,825
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/34	2,035	2,181,866
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,092,540
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,601,200

		$53,431,801

Security	Principal Amount (000’s omitted)	Value

Housing — 0.1%
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	$285	$239,397

		$239,397

Industrial Development Revenue — 0.9%
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	$125	$125,138
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	2,670	2,966,797

		$3,091,935

Insured – Education — 0.6%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,163,157

		$2,163,157

Insured – Electric Utilities — 2.3%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$5,415	$5,914,588
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	1,955,334

		$7,869,922

Insured – Escrowed / Prerefunded — 0.4%
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/21	$1,560	$1,450,940

		$1,450,940

Insured – General Obligations — 1.2%
Chicago, IL, (AGM), 5.25%, 1/1/31	$1,900	$2,062,564
Chicago Park District, IL, (BAM), 5.00%, 1/1/29	475	519,569
Sun City Fire District, AZ, (AGM), 4.00%, 7/1/29	360	400,802
Sun City Fire District, AZ, (AGM), 4.00%, 7/1/31	320	351,008
Sun City Fire District, AZ, (AGM), 4.00%, 7/1/33	490	531,141
Sun City Fire District, AZ, (AGM), 4.00%, 7/1/34	210	226,481

		$4,091,565

Insured – Lease Revenue / Certificates of Participation — 1.4%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$4,811,324

		$4,811,324

8	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 1.4%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$4,750,708

		$4,750,708

Insured – Special Tax Revenue — 6.1%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$5,265	$5,146,696
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	6,000	7,507,380
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,224,590
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,245	1,197,104
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	12,295	2,222,075
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/43	1,100	1,235,014

		$20,532,859

Insured – Transportation — 3.4%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,139,410
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,121,800
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	882,905
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	2,467,507
New Orleans Aviation Board, LA, (AGC), 6.00%, 1/1/23	1,040	1,122,015
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,285	4,828,429

		$11,562,066

Insured – Water and Sewer — 3.5%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$4,155	$4,264,152
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	4,825	5,248,732
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	655	735,676
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	565	631,862
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	280	311,220
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	565	626,071

		$11,817,713

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 3.3%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	$1,200	$296,940
New York City Transitional Finance Authority, NY, (Building Aid), 6.00%, 7/15/38	7,250	7,703,415
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	120	119,273
Seminole Tribe, FL, 5.50%, 10/1/24(5)	1,150	1,167,158
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(5)	1,820	1,832,230

		$11,119,016

Senior Living / Life Care — 2.2%
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	$1,480	$1,057,963
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	570	669,927
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,690	3,188,645
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,681,589
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	160	168,682
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	660	697,838

		$7,464,644

Special Tax Revenue — 2.9%
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	$1,040	$1,040,083
Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,347,468
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/27	1,375	977,873
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	2,340	1,520,298
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	1,030	964,420
VIA Metropolitan Transit Authority, TX, Sales Tax Revenue, 5.00%, 7/15/29	3,250	3,888,462

		$9,738,604

Transportation — 19.4%
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	$415	$479,234
Chicago, IL, (Midway International Airport), 5.00%, 1/1/41	5,000	5,552,850
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,100	1,276,990
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,684,031

9	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	$1,015	$1,146,097
Denver City and County, CO, Airport System Revenue, 1.409%, 11/15/19 (Put Date), 11/15/31(6)	1,600	1,602,128
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,195,128
Metropolitan Transportation Authority, NY, 5.00%, 11/15/35	2,495	2,842,154
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	430	466,524
Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	960	1,045,229
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	6,450	7,255,347
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	4,075	4,297,495
New Jersey Turnpike Authority, 5.00%, 1/1/30	3,060	3,450,181
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	11,500	13,678,675
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	5,710,495
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	3,991,470
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,365,523
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	6,255	6,674,460

		$65,714,011

Water and Sewer — 2.3%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 3.00%, 6/15/46	$2,640	$2,283,547
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.75%, 6/15/40(1)	5,280	5,584,234

		$7,867,781

Total Tax-Exempt Investments — 110.4% (identified cost $349,157,367)		$374,995,791

Other Assets, Less Liabilities — (10.4)%		$(35,296,677)

Net Assets — 100.0%		$339,699,114

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2017, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	20.9%
New York	18.0%
Texas	11.8%
Illinois	11.7%
Others, representing less than 10% individually	48.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2017, 18.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	When-issued/delayed delivery security.

(3)	The issuer is in default on the payment of principal but continues to pay interest.

(4)	Security is in default and making only partial interest payments.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2017, the aggregate value of these securities is $2,999,388 or 0.9% of the Fund’s net assets.

(6)	Floating-rate security. The stated interest rate represents the rate in effect at March 31, 2017.

10	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Interest Rate Futures
U.S. 10-Year Treasury Note	245	Short	Jun-17	$(30,435,047)	$(30,517,813)	$(82,766)
U.S. Long Treasury Bond	121	Short	Jun-17	(18,386,101)	(18,252,094)	134,007

						$51,241

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.

11	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 109.8%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.3%
Connecticut, (State Revolving Fund), 5.00%, 3/1/28	$10,000	$11,888,200
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	21,640	24,197,848

		$36,086,048

Cogeneration — 0.2%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$14,652	$5,843,343

		$5,843,343

Education — 7.6%
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/21	$325	$371,117
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/26	4,915	6,091,946
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/22(2)	1,000	1,171,120
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/27(2)	3,650	4,569,216
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/28(2)	3,835	4,767,020
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/29(2)	4,030	4,970,159
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/29(2)	12,465	15,372,960
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/30(2)	4,210	5,155,692
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/33(2)	6,000	7,215,420
Ohio State University, 5.00%, 12/1/39	10,000	11,367,600
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	9,930	11,371,538
Rutgers State University, NJ, 5.00%, 5/1/43(3)	37,000	40,890,920
University of California, 5.25%, 5/15/36	7,080	8,302,504
University of California, 5.25%, 5/15/37	13,000	15,235,480
University of California, 5.25%, 5/15/38	7,700	8,991,367
University of Minnesota, 5.00%, 8/1/21	1,075	1,234,283
University of Virginia, 5.00%, 4/1/38	27,060	31,833,654
University of Virginia, 5.00%, 4/1/39	32,640	38,336,333

		$217,248,329

Electric Utilities — 8.0%
Austin, TX, Electric Utility System Revenue, 5.00%, 11/15/35	$2,560	$2,941,235

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	$8,600	$9,324,034
Johnson City Energy Authority, TN, Electric System Revenue, 5.00%, 5/1/22	1,000	1,164,660
Nebraska Public Power District, 5.00%, 1/1/21(2)	1,150	1,297,419
Nebraska Public Power District, 5.00%, 1/1/22(2)	1,000	1,149,900
Omaha Public Power District, NE, 5.00%, 2/1/39	10,955	12,449,372
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	6,525	7,430,801
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/31	6,875	7,693,056
San Antonio, TX, (Electric and Gas Systems), Prerefunded to 2/1/19, 5.00%, 2/1/34(3)	41,100	43,983,576
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/32	10,000	11,098,400
Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(3)	22,500	26,240,400
Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(3)	27,500	31,940,150
Utility Debt Securitization Authority, NY, 5.00%, 12/15/41	34,930	39,711,218
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	30,660	33,009,782

		$229,434,003

Escrowed / Prerefunded — 6.7%
Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$2,776,944
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	9,530	10,781,861
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	14,295	16,270,426
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	350	389,851
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	375	418,920
Illinois Finance Authority, (Provena Healthcare), Prerefunded to 8/15/19, 7.75%, 8/15/34	29,715	34,228,708
Miami-Dade County, FL, (Miami International Airport), Prerefunded to 10/1/19, 5.50%, 10/1/36	3,500	3,871,840
Missouri Health and Educational Facilities Authority, (Washington University), Prerefunded to 3/15/18, 5.375%, 3/15/39(3)	45,615	47,554,094
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	605	658,760
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	3,900	4,246,554
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	4,515	5,162,632
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,585	4,182,333

12	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	$3,795	$4,427,323
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.50%, 12/1/36	10,000	11,844,600
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	1,000	1,128,580
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	12,500	14,107,250
Triborough Bridge and Tunnel Authority, NY, Prerefunded to 11/15/18, 5.25%, 11/15/34(3)	14,590	15,593,060
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	13,215	14,075,957

		$191,719,693

General Obligations — 20.4%
Adrian School District, MI, 5.00%, 5/1/28	$1,000	$1,182,770
Bonneville and Bingham Counties Joint School District No. 93, ID, 5.00%, 9/15/31	1,325	1,557,909
California, 5.00%, 8/1/26	8,440	10,250,549
California, 5.00%, 8/1/27	1,560	1,874,075
California, 5.00%, 8/1/46	23,000	26,177,220
Chicago, IL, 6.00%, 1/1/38	3,750	3,904,013
Dallas, TX, 5.00%, 2/15/24	10,530	12,142,248
Fruitport Community Schools, MI, 5.00%, 5/1/38	1,600	1,811,104
Fruitport Community Schools, MI, 5.00%, 5/1/40	1,600	1,805,280
Fruitport Community Schools, MI, 5.00%, 5/1/42	1,600	1,802,384
Fruitport Community Schools, MI, 5.00%, 5/1/44	1,600	1,799,488
Georgia, 4.00%, 7/1/25	20,000	22,848,400
Glendale Community College District, CA, (Election of 2016), 5.25%, 8/1/41(2)	10,000	11,892,600
Gresham-Barlow School District No. 10Jt, OR, 5.00%, 6/15/37	5,000	5,797,000
Illinois, 5.00%, 2/1/24	10,705	11,319,146
Illinois, 5.00%, 11/1/24	11,295	11,936,104
Illinois, 5.00%, 5/1/26	6,150	6,401,474
Illinois, 5.00%, 2/1/27	18,500	19,130,295
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,920	2,154,221
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/30	4,105	4,581,837
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36	14,180	15,776,384
Maryland, 4.00%, 6/1/27	18,625	20,732,791
Maryland, 4.00%, 6/1/28	15,925	17,609,706

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Maryland, 5.00%, 8/1/23	$17,150	$20,464,237
Massachusetts, 1.38%, 2/1/19(4)	5,000	5,018,550
Massachusetts, 5.00%, 7/1/35	10,000	11,459,500
Massachusetts, 5.00%, 3/1/36	8,450	9,532,107
Massachusetts, 5.00%, 7/1/36	21,160	24,198,364
Massachusetts, 5.00%, 3/1/37	11,500	12,957,280
New York, NY, 5.00%, 8/1/28	23,505	28,246,899
New York, NY, 5.00%, 8/1/33	10,000	11,555,500
North Carolina, 5.00%, 6/1/22	10,000	11,694,400
Oklahoma County Independent School District No. 12, OK, (Edmond School District), 2.00%, 3/1/20(2)	3,000	3,055,890
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,000	10,593,100
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(3)	41,620	44,088,482
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(3)	57,400	62,287,610
Santa Monica Community College District, CA, (Election of 2008), 5.00%, 8/1/35(2)	7,000	8,225,490
Texas, (Texas Transportation Commission), 5.00%, 10/1/36	2,400	2,815,440
Texas, (Texas Transportation Commission), 5.00%, 10/1/44	42,030	47,517,437
Washington, Series 2011B, 5.00%, 2/1/33	18,590	20,697,548
Washington, Series 2014D, 5.00%, 2/1/33	19,700	22,483,019
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/31	12,995	14,980,116

		$586,357,967

Hospital — 8.5%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$5,700	$6,392,208
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(3)	36,700	39,845,190
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	19,747,896
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	25,465	28,439,057
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	15,600,303
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/45	2,200	2,462,262
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/33	10,000	9,138,700
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/25	430	468,743
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/26	7,500	8,184,750

13	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/33	$2,500	$2,627,125
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/35	710	710,511
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	7,510	8,538,495
Minneapolis and St. Paul Housing Redevelopment Authority, MN, (Allina Health System), 5.00%, 11/15/21(2)	545	626,276
Minneapolis and St. Paul Housing Redevelopment Authority, MN, (Allina Health System), 5.00%, 11/15/22(2)	545	635,399
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,461,888
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	2,260	2,448,326
Rochester, MN, (Mayo Clinic), 4.50% to 11/15/21 (Put Date), 11/15/38	2,865	3,218,426
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	9,170	11,908,620
University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	28,130,070
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.758%, 7/1/22 (Put Date), 1/1/42(4)	1,000	1,000,810
Washington Township Health Care District, CA, 6.25%, 7/1/39	16,675	17,984,654
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	21,895	24,410,298
Wisconsin Health and Educational Facilities Authority, (Froedtert Health, Inc. Obligated Group), 5.00%, 4/1/20(2)	1,000	1,101,590
Wisconsin Health and Educational Facilities Authority, (Froedtert Health, Inc. Obligated Group), 5.00%, 4/1/21(2)	640	721,472
Wisconsin Health and Educational Facilities Authority, (Froedtert Health, Inc. Obligated Group), 5.00%, 4/1/22(2)	1,000	1,146,360

		$243,949,429

Housing — 0.4%
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	$10,640	$10,434,116
Virginia Housing Development Authority, (AMT), 5.10%, 10/1/35	1,850	1,855,828

		$12,289,944

Industrial Development Revenue — 2.9%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$8,155	$8,235,653

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
Denver City and County, CO, (United Airlines), (AMT), 5.25%, 10/1/32	$12,360	$12,506,837
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	19,755	20,026,236
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	865	865,951
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	395	413,743
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	28,150	30,693,634
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.00% to 6/1/21 (Put Date), 7/1/29	10,000	9,929,200

		$82,671,254

Insured – Education — 0.0%(5)
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,230	$1,293,812

		$1,293,812

Insured – General Obligations — 0.4%
Chicago Park District, IL, (BAM), 5.00%, 1/1/29	$4,525	$4,949,581
Pocono Mountain School District, PA, (AGM), 4.00%, 6/15/22	6,355	6,954,848

		$11,904,429

Insured – Hospital — 0.5%
Medford Hospital Facilities Authority, OR, (Asante Health System), (AGM), 5.50%, 8/15/28	$12,000	$13,218,840

		$13,218,840

Insured – Other Revenue — 1.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$68,155	$30,545,708
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	10,120	10,941,137
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,085	6,591,819

		$48,078,664

Insured – Special Tax Revenue — 3.7%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$11,000	$13,855,160
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	3,872,022

14	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	$83,550	$17,222,162
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	253,860	48,662,423
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	128,640	23,249,107

		$106,860,874

Insured – Student Loan — 0.8%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$21,195	$22,169,758

		$22,169,758

Insured – Transportation — 4.1%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$5,123,974
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	19,180	20,109,079
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	57,145	70,031,198
San Jose, CA, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	21,420	21,451,059

		$116,715,310

Lease Revenue / Certificates of Participation — 1.7%
Crown Point Multi-School Building Corp., IN, 5.00%, 1/15/21(2)	$650	$730,054
Crown Point Multi-School Building Corp., IN, 5.00%, 7/15/22(2)	1,000	1,152,510
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	32,875	36,544,508
Wake County, NC, Limited Obligation Bonds, 5.00%, 12/1/34	10,000	11,648,800

		$50,075,872

Nursing Home — 0.2%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$7,730	$7,334,069

		$7,334,069

Other Revenue — 4.3%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	$250	$61,863
Massachusetts Development Finance Agency, (Sterling and Francine Clark Art Institute), 4.00%, 7/1/41	2,880	2,950,042
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/33	10,000	11,387,000

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(7)	$12,000	$12,191,760
Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(7)	19,000	18,083,630
Oregon, Lottery Revenue, 5.00%, 4/1/35(2)	2,500	2,921,750
Oregon, Lottery Revenue, 5.00%, 4/1/36(2)	5,000	5,829,400
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	21,135	25,114,720
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	4,845	5,196,941
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	34,755	37,002,606
Woods Hole, Martha’s Vineyard and Nantucket Steamship Authority, MA, 5.00%, 3/1/20	840	931,560
Woods Hole, Martha’s Vineyard and Nantucket Steamship Authority, MA, 5.00%, 3/1/22	1,070	1,245,683

		$122,916,955

Senior Living / Life Care — 0.4%
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(6)	$409	$99,976
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	16,435	11,748,395

		$11,848,371

Special Tax Revenue — 8.7%
Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Excise Tax Revenue, 5.00%, 11/1/35	$2,000	$2,325,540
Maryland Department of Transportation, 4.00%, 9/1/27	6,995	8,009,415
Metropolitan Pier and Exposition Authority, IL, (Liq: Morgan Stanley Bank), 1.50%, 6/15/50(7)(8)	30,000	30,000,000
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(9)	230	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(9)	80	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	400	367,779
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/34	7,475	8,431,277
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/38	10,000	11,300,400
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/38	11,675	13,337,403
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/40	13,390	15,253,754
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/35	12,895	14,652,202

15	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/36	$10,000	$11,340,200
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	10,000	11,449,500
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	8,000	9,258,720
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/22	10,000	11,623,900
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/27	14,250	17,408,940
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/34	22,060	25,646,956
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/35	10,000	11,411,600
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/30	4,470	5,255,468
Sales Tax Asset Receivables Corp., NY, 5.00%, 10/15/26	15,845	19,066,289
Sales Tax Asset Receivables Corp., NY, 5.00%, 10/15/31	10,000	11,738,000
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	485	485,616
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	355	323,188
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,610	1,126,742
Texas Transportation Commission, 5.00%, 4/1/33(3)	10,000	11,389,700

		$251,202,589

Student Loan — 0.5%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$8,280	$8,789,385
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	5,340	5,461,966

		$14,251,351

Transportation — 18.1%
Central Florida Expressway Authority, 4.00%, 7/1/35	$2,800	$2,887,332
Central Texas Regional Mobility Authority, 5.00%, 1/1/29	6,810	7,738,748
Central Texas Regional Mobility Authority, 5.00%, 1/1/34	2,680	2,961,454
Central Texas Regional Mobility Authority, 5.00%, 1/1/40	2,105	2,294,787
Central Texas Regional Mobility Authority, 5.00%, 1/1/45	5,075	5,513,784
Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	10,000	11,101,600
Chicago, IL, (Midway International Airport), 5.00%, 1/1/33	6,025	6,643,767
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/34	5,250	5,709,637
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/36	6,000	6,653,880

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	$16,100	$18,169,011
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/33	7,300	7,939,115
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	12,031,277
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	11,445	12,909,502
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	8,215	9,276,049
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	2,935	3,210,538
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	7,670	8,109,031
Illinois Toll Highway Authority, 5.00%, 1/1/32	2,500	2,808,225
Illinois Toll Highway Authority, 5.00%, 1/1/33	4,750	5,314,062
Illinois Toll Highway Authority, 5.25%, 1/1/30(3)	18,180	19,901,101
Kansas Department of Transportation, 5.00%, 9/1/30	26,290	30,726,700
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/35(3)	7,200	7,957,224
Love Field Airport Modernization Corp., TX, (AMT), 5.00%, 11/1/31	1,500	1,710,645
Love Field Airport Modernization Corp., TX, (AMT), 5.00%, 11/1/32	1,000	1,134,270
Love Field Airport Modernization Corp., TX, (AMT), 5.00%, 11/1/33	1,000	1,129,020
Love Field Airport Modernization Corp., TX, (AMT), 5.00%, 11/1/34	1,000	1,123,800
Love Field Airport Modernization Corp., TX, (AMT), 5.00%, 11/1/35	1,000	1,119,480
Love Field Airport Modernization Corp., TX, (AMT), 5.00%, 11/1/36	550	614,290
Metropolitan Transportation Authority, NY, 5.00%, 11/15/39	14,000	15,722,280
Metropolitan Transportation Authority, NY, 5.25%, 11/15/33	10,550	12,222,913
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	3,735	4,052,251
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	25,000	27,611,000
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/36	10,000	10,947,400
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	22,070	23,354,695
New Jersey Turnpike Authority, Series 2014A, 5.00%, 1/1/31	10,000	11,377,800
New Jersey Turnpike Authority, Series 2015E, 5.00%, 1/1/31	8,000	9,063,280
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 4.00%, 7/1/33	11,100	11,046,942
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	7,630	8,108,554

16	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Omaha Airport Authority, NE, (AMT), 5.00%, 12/15/31	$1,300	$1,507,961
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	3,145	3,431,038
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	11,855	13,226,149
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	4,800	5,145,312
Pennsylvania Turnpike Commission, 5.35%, 12/1/30	8,495	9,383,407
Pennsylvania Turnpike Commission, 5.45%, 12/1/35	12,125	13,507,614
Pennsylvania Turnpike Commission, 6.00%, 12/1/34	17,620	20,095,786
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(3)	28,890	30,046,756
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/36	4,000	4,512,960
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/37	1,000	1,125,590
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	33,300,264
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	27,229,111
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(3)	24,390	26,025,593

		$518,732,985

Water and Sewer — 8.7%
Chesapeake, VA, Water and Sewer Revenue, 4.00%, 12/1/21	$3,450	$3,839,988
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	22,500	24,271,425
Detroit, MI, Water Supply System, 5.00%, 7/1/41	2,185	2,326,610
Detroit, MI, Water Supply System, 5.25%, 7/1/41	56,420	61,329,669
East Bay Municipal Utility District, CA, 5.00%, 6/1/34	10,355	12,015,631
East Bay Municipal Utility District, CA, 5.00%, 6/1/36	10,000	11,556,200
East Bay Municipal Utility District, CA, 5.00%, 6/1/37	13,465	15,539,283
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	8,887,905
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	8,095	8,600,452
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 3.00%, 6/15/46	7,570	6,547,899
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/35	13,355	15,231,511
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/37	25,000	28,494,750
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.75%, 6/15/40(3)	32,355	34,219,295
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44	10,000	11,301,500

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Ohio Water Development Authority, 5.00%, 12/1/31(2)	$5,000	$5,997,050

		$250,159,168

Total Tax-Exempt Municipal Securities — 109.8% (identified cost $2,999,428,572)		$3,152,363,057

Taxable Municipal Securities — 3.7%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(5)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$1,430	$570,149

		$570,149

General Obligations — 1.2%
Chicago, IL, 7.517%, 1/1/40(10)	$25,000	$25,579,500
Chicago, IL, 7.75%, 1/1/42	7,900	8,122,543

		$33,702,043

Hospital — 1.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$36,183,070

		$36,183,070

Insured – Transportation — 1.2%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/26	$22,500	$14,586,075
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	34,390	21,147,443

		$35,733,518

Total Taxable Municipal Securities — 3.7% (identified cost $98,656,175)		$106,188,780

Total Investments — 113.5% (identified cost $3,098,084,747)		$3,258,551,837

Other Assets, Less Liabilities — (13.5)%		$(388,707,541)

Net Assets — 100.0%		$2,869,844,296

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

17	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

At March 31, 2017, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	20.7%
Texas	17.6%
California	16.3%
Others, representing less than 10% individually	58.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2017, 10.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 4.4% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	When-issued/delayed delivery security.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(4)	Floating-rate security. The stated interest rate represents the rate in effect at March 31, 2017.

(5)	Amount is less than 0.05%.

(6)	Security is in default and making only partial interest payments.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2017, the aggregate value of these securities is $60,275,390 or 2.1% of the Fund’s net assets.

(8)

Floating-rate certificate issued by a tender option bond trust that owns the underlying municipal bond. The floating-rate certificate may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at March 31, 2017.

(9)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(10)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	2,000	Short	Jun-17	$(303,902,490)	$(301,687,500)	$2,214,990

						$2,214,990

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
Liq	–	Liquidity Provider
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund

18	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Statements of Assets and Liabilities (Unaudited)

	March 31, 2017
Assets	AMT-Free Fund	National Fund
Investments —
Identified cost	$349,157,367	$3,098,084,747
Unrealized appreciation	25,838,424	160,467,090
Investments, at value	$374,995,791	$3,258,551,837
Cash	$1,772,397	$41,252
Restricted cash*	887,650	8,800,000
Interest receivable	4,560,856	37,882,439
Receivable for investments sold	418,900	10,212,433
Receivable for Fund shares sold	137,560	5,249,033
Total assets	$382,773,154	$3,320,736,994

Liabilities
Payable for floating rate notes issued	$39,635,000	$327,225,000
Demand note payable	—	19,900,000
Payable for when-issued/delayed delivery securities	1,994,858	89,125,193
Payable for variation margin on open financial futures contracts	91,406	625,000
Payable for Fund shares redeemed	772,622	9,201,193
Distributions payable	178,535	1,528,862
Payable to affiliates:
Investment adviser fee	129,102	858,123
Distribution and service fees	71,977	791,213
Interest expense and fees payable	141,379	1,226,932
Accrued expenses	59,161	411,182
Total liabilities	$43,074,040	$450,892,698
Net Assets	$339,699,114	$2,869,844,296

Sources of Net Assets
Paid-in capital	$410,545,605	$3,834,095,550
Accumulated net realized loss	(98,154,550)	(1,137,957,841)
Accumulated undistributed net investment income	1,418,394	11,024,507
Net unrealized appreciation	25,889,665	162,682,080
Net Assets	$339,699,114	$2,869,844,296

Class A Shares
Net Assets	$169,479,922	$1,598,545,601
Shares Outstanding	18,809,423	163,655,693
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.01	$9.77
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.46	$10.26

Class B Shares
Net Assets	$249,998	$11,120,620
Shares Outstanding	27,935	1,138,587
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$8.95	$9.77

Class C Shares
Net Assets	$40,720,890	$511,927,526
Shares Outstanding	4,544,712	52,411,552
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$8.96	$9.77

Class I Shares
Net Assets	$129,248,304	$748,250,549
Shares Outstanding	13,132,083	76,606,392
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.84	$9.77

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

19	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2017
Investment Income	AMT-Free Fund	National Fund
Interest	$8,783,185	$67,717,243
Total investment income	$8,783,185	$67,717,243

Expenses
Investment adviser fee	$802,458	$5,157,875
Distribution and service fees
Class A	230,209	2,146,957
Class B	1,965	69,941
Class C	213,012	2,678,127
Trustees’ fees and expenses	10,626	50,750
Custodian fee	45,410	257,411
Transfer and dividend disbursing agent fees	55,972	530,486
Legal and accounting services	38,264	96,587
Printing and postage	11,467	43,396
Registration fees	36,347	68,373
Interest expense and fees	261,677	2,130,644
Miscellaneous	27,732	90,290
Total expenses	$1,735,139	$13,320,837

Net investment income	$7,048,046	$54,396,406

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(950,628)	$(22,318,589)
Financial futures contracts	3,409,935	32,760,092
Net realized gain	$2,459,307	$10,441,503
Change in unrealized appreciation (depreciation) —
Investments	$(19,766,415)	$(132,010,684)
Financial futures contracts	(321,461)	(3,446,790)
Net change in unrealized appreciation (depreciation)	$(20,087,876)	$(135,457,474)

Net realized and unrealized loss	$(17,628,569)	$(125,015,971)

Net decrease in net assets from operations	$(10,580,523)	$(70,619,565)

20	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Statements of Changes in Net Assets

	Six Months Ended March 31, 2017 (Unaudited)
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund
From operations —
Net investment income	$7,048,046	$54,396,406
Net realized gain from investment transactions and financial futures contracts	2,459,307	10,441,503
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(20,087,876)	(135,457,474)
Net decrease in net assets from operations	$(10,580,523)	$(70,619,565)
Distributions to shareholders —
From net investment income
Class A	$(3,639,489)	$(32,078,607)
Class B	(6,245)	(208,128)
Class C	(682,623)	(8,000,114)
Class I	(2,829,281)	(13,756,842)
Total distributions to shareholders	$(7,157,638)	$(54,043,691)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,779,417	$58,691,094
Class B	1,672	91,249
Class C	1,365,456	14,185,260
Class I	26,960,905	269,580,892
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,360,831	27,295,479
Class B	3,864	175,502
Class C	541,494	6,234,544
Class I	2,040,074	10,863,732
Cost of shares redeemed
Class A	(33,743,834)	(274,838,292)
Class B	(64,547)	(1,569,914)
Class C	(4,749,814)	(62,421,196)
Class I	(47,357,724)	(205,617,228)
Net asset value of shares exchanged
Class A	143,661	3,568,186
Class B	(143,661)	(3,568,186)
Net decrease in net assets from Fund share transactions	$(41,862,206)	$(157,328,878)

Net decrease in net assets	$(59,600,367)	$(281,992,134)

Net Assets
At beginning of period	$399,299,481	$3,151,836,430
At end of period	$339,699,114	$2,869,844,296

Accumulated undistributed net investment income included in net assets
At end of period	$1,418,394	$11,024,507

21	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2016
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund
From operations —
Net investment income	$14,111,221	$119,398,540
Net realized gain (loss) from investment transactions and financial futures contracts	(2,376,433)	30,130,459
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	10,278,783	83,318,098
Net increase in net assets from operations	$22,013,571	$232,847,097
Distributions to shareholders —
From net investment income
Class A	$(7,463,799)	$(71,932,836)
Class B	(17,721)	(653,378)
Class C	(1,335,701)	(17,833,506)
Class I	(5,214,655)	(28,116,135)
Total distributions to shareholders	$(14,031,876)	$(118,535,855)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$23,717,733	$121,279,280
Class B	67,776	180,949
Class C	8,306,486	45,860,167
Class I	52,505,238	270,386,041
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,780,436	61,027,754
Class B	10,960	540,641
Class C	1,019,775	13,895,605
Class I	3,812,028	22,525,860
Cost of shares redeemed
Class A	(30,665,637)	(298,162,237)
Class B	(170,468)	(4,435,673)
Class C	(6,597,363)	(89,291,751)
Class I	(14,318,244)	(291,379,358)
Net asset value of shares exchanged
Class A	233,183	6,186,649
Class B	(233,183)	(6,186,649)
Net increase (decrease) in net assets from Fund share transactions	$44,468,720	$(147,572,722)

Net increase (decrease) in net assets	$52,450,415	$(33,261,480)

Net Assets
At beginning of year	$346,849,066	$3,185,097,910
At end of year	$399,299,481	$3,151,836,430

Accumulated undistributed net investment income included in net assets
At end of year	$1,527,986	$10,671,792

22	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Statement of Cash Flows (Unaudited)

	Six Months Ended March 31, 2017
Cash Flows From Operating Activities	AMT-Free Fund	National Fund
Net decrease in net assets from operations	$(10,580,523)	$(70,619,565)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(45,509,681)	(1,157,331,179)
Investments sold	76,509,594	1,258,703,880
Net amortization/accretion of premium (discount)	(718,238)	4,376,672
Increase in restricted cash	(62,650)	(650,000)
Decrease in interest receivable	253,627	2,214,801
Decrease in receivable for variation margin on open financial futures contracts	281,078	2,937,500
Increase in payable for variation margin on open financial futures contracts	91,406	625,000
Decrease in payable to affiliate for investment adviser fee	(12,219)	(24,617)
Decrease in payable to affiliate for distribution and service fees	(6,723)	(81,751)
Increase in interest expense and fees payable	8,547	81,605
Decrease in accrued expenses	(102,104)	(341,649)
Net change in unrealized (appreciation) depreciation from investments	19,766,415	132,010,684
Net realized loss from investments	950,628	22,318,589
Net cash provided by operating activities	$40,869,157	$194,219,970

Cash Flows From Financing Activities
Proceeds from Fund shares sold	$39,082,705	$341,312,234
Fund shares redeemed	(85,850,061)	(544,387,678)
Distributions paid, net of reinvestments	(1,252,214)	(9,526,438)
Increase in demand note payable	—	18,400,000
Net cash used in financing activities	$(48,019,570)	$(194,201,882)

Net increase (decrease) in cash	$(7,150,413)	$18,088

Cash at beginning of period	$8,922,810	$23,164

Cash at end of period	$1,772,397	$41,252

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$5,946,263	$44,569,257
Cash paid for interest and fees	$253,130	$2,049,039

23	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Financial Highlights

	AMT-Free Fund — Class A
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,				Nine Months Ended September 30, 2012(1)		Year Ended December 31, 2011
			2016	2015	2014	2013
Net asset value — Beginning of period	$9.430		$9.210	$9.350	$8.670	$9.600	$8.840		$8.320

Income (Loss) From Operations
Net investment income(2)	$0.177		$0.358	$0.374	$0.395	$0.400	$0.296		$0.437
Net realized and unrealized gain (loss)	(0.418)		0.218	(0.142)	0.677	(0.934)	0.758		0.505

Total income (loss) from operations	$(0.241)		$0.576	$0.232	$1.072	$(0.534)	$1.054		$0.942

Less Distributions
From net investment income	$(0.179)		$(0.356)	$(0.372)	$(0.392)	$(0.396)	$(0.294)		$(0.422)

Total distributions	$(0.179)		$(0.356)	$(0.372)	$(0.392)	$(0.396)	$(0.294)		$(0.422)

Net asset value — End of period	$9.010		$9.430	$9.210	$9.350	$8.670	$9.600		$8.840

Total Return(3)	(2.54	)%(4)	6.33%	2.52%	12.63%	(5.75)%	12.06	%(4)	11.68%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$169,480		$198,762	$194,227	$200,408	$224,506	$293,544		$299,566
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	0.82	%(6)	0.81%	0.82%	0.83%	0.83%	0.84	%(6)	0.85%
Interest and fee expense(7)	0.14	%(6)	0.10%	0.08%	0.09%	0.11%	0.11	%(6)	0.12%
Total expenses(5)	0.96	%(6)	0.91%	0.90%	0.92%	0.94%	0.95	%(6)	0.97%
Net investment income	3.90	%(6)	3.81%	4.02%	4.40%	4.26%	4.24	%(6)	5.19%
Portfolio Turnover	10	%(4)	21%	17%	24%	31%	26	%(4)	20%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

24	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Financial Highlights — continued

	AMT-Free Fund — Class B
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,				Nine Months Ended September 30, 2012(1)		Year Ended December 31, 2011
			2016	2015	2014	2013
Net asset value — Beginning of period	$9.370		$9.150	$9.290	$8.620	$9.540	$8.780		$8.270

Income (Loss) From Operations
Net investment income(2)	$0.141		$0.289	$0.303	$0.326	$0.326	$0.242		$0.372
Net realized and unrealized gain (loss)	(0.417)		0.215	(0.143)	0.667	(0.922)	0.758		0.495

Total income (loss) from operations	$(0.276)		$0.504	$0.160	$0.993	$(0.596)	$1.000		$0.867

Less Distributions
From net investment income	$(0.144)		$(0.284)	$(0.300)	$(0.323)	$(0.324)	$(0.240)		$(0.357)

Total distributions	$(0.144)		$(0.284)	$(0.300)	$(0.323)	$(0.324)	$(0.240)		$(0.357)

Net asset value — End of period	$8.950		$9.370	$9.150	$9.290	$8.620	$9.540		$8.780

Total Return(3)	(2.94	)%(4)	5.56%	1.74%	11.73%	(6.42)%	11.50	%(4)	10.76%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$250		$473	$783	$1,647	$2,893	$5,236		$7,771
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	1.58	%(6)	1.56%	1.57%	1.58%	1.58%	1.59	%(6)	1.61%
Interest and fee expense(7)	0.14	%(6)	0.10%	0.08%	0.09%	0.11%	0.11	%(6)	0.12%
Total expenses(5)	1.72	%(6)	1.66%	1.65%	1.67%	1.69%	1.70	%(6)	1.73%
Net investment income	3.13	%(6)	3.10%	3.27%	3.67%	3.49%	3.50	%(6)	4.46%
Portfolio Turnover	10	%(4)	21%	17%	24%	31%	26	%(4)	20%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

25	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Financial Highlights — continued

	AMT-Free Fund — Class C
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,				Nine Months Ended September 30, 2012(1)		Year Ended December 31, 2011
			2016	2015	2014	2013
Net asset value — Beginning of period	$9.380		$9.160	$9.300	$8.620	$9.550	$8.790		$8.280

Income (Loss) From Operations
Net investment income(2)	$0.142		$0.286	$0.302	$0.326	$0.327	$0.242		$0.371
Net realized and unrealized gain (loss)	(0.417)		0.218	(0.142)	0.677	(0.933)	0.758		0.496

Total income (loss) from operations	$(0.275)		$0.504	$0.160	$1.003	$(0.606)	$1.000		$0.867

Less Distributions
From net investment income	$(0.145)		$(0.284)	$(0.300)	$(0.323)	$(0.324)	$(0.240)		$(0.357)

Total distributions	$(0.145)		$(0.284)	$(0.300)	$(0.323)	$(0.324)	$(0.240)		$(0.357)

Net asset value — End of period	$8.960		$9.380	$9.160	$9.300	$8.620	$9.550		$8.790

Total Return(3)	(2.93	)%(4)	5.56%	1.75%	11.84%	(6.51)%	11.49	%(4)	10.76%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,721		$45,606	$41,903	$37,193	$40,823	$50,099		$43,863
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	1.57	%(6)	1.56%	1.57%	1.58%	1.58%	1.59	%(6)	1.61%
Interest and fee expense(7)	0.14	%(6)	0.10%	0.08%	0.09%	0.11%	0.11	%(6)	0.12%
Total expenses(5)	1.71	%(6)	1.66%	1.65%	1.67%	1.69%	1.70	%(6)	1.73%
Net investment income	3.15	%(6)	3.06%	3.27%	3.65%	3.52%	3.48	%(6)	4.42%
Portfolio Turnover	10	%(4)	21%	17%	24%	31%	26	%(4)	20%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Financial Highlights — continued

	AMT-Free Fund — Class I
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,				Nine Months Ended September 30, 2012(1)		Year Ended December 31, 2011
			2016	2015	2014	2013
Net asset value — Beginning of period	$10.300		$10.060	$10.210	$9.470	$10.480	$9.660		$9.090

Income (Loss) From Operations
Net investment income(2)	$0.205		$0.415	$0.434	$0.455	$0.463	$0.341		$0.500
Net realized and unrealized gain (loss)	(0.457)		0.240	(0.152)	0.737	(1.015)	0.819		0.554

Total income (loss) from operations	$(0.252)		$0.655	$0.282	$1.192	$(0.552)	$1.160		$1.054

Less Distributions
From net investment income	$(0.208)		$(0.415)	$(0.432)	$(0.452)	$(0.458)	$(0.340)		$(0.484)

Total distributions	$(0.208)		$(0.415)	$(0.432)	$(0.452)	$(0.458)	$(0.340)		$(0.484)

Net asset value — End of period	$9.840		$10.300	$10.060	$10.210	$9.470	$10.480		$9.660

Total Return(3)	(2.44	)%(4)	6.60%	2.70%	12.99%	(5.46)%	12.27	%(4)	11.87%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$129,248		$154,458	$109,937	$102,404	$99,553	$125,642		$101,762
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	0.57	%(6)	0.56%	0.57%	0.58%	0.58%	0.59	%(6)	0.60%
Interest and fee expense(7)	0.14	%(6)	0.10%	0.08%	0.09%	0.11%	0.11	%(6)	0.12%
Total expenses(5)	0.71	%(6)	0.66%	0.65%	0.67%	0.69%	0.70	%(6)	0.72%
Net investment income	4.14	%(6)	4.04%	4.27%	4.64%	4.52%	4.48	%(6)	5.42%
Portfolio Turnover	10	%(4)	21%	17%	24%	31%	26	%(4)	20%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Financial Highlights — continued

	National Fund — Class A
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.170		$9.810	$9.870	$9.170	$10.200	$9.360

Income (Loss) From Operations
Net investment income(1)	$0.184		$0.385	$0.389	$0.446	$0.468	$0.477
Net realized and unrealized gain (loss)	(0.401)		0.357	(0.064)	0.707	(1.032)	0.842

Total income (loss) from operations	$(0.217)		$0.742	$0.325	$1.153	$(0.564)	$1.319

Less Distributions
From net investment income	$(0.183)		$(0.382)	$(0.385)	$(0.453)	$(0.466)	$(0.479)

Total distributions	$(0.183)		$(0.382)	$(0.385)	$(0.453)	$(0.466)	$(0.479)

Net asset value — End of period	$9.770		$10.170	$9.810	$9.870	$9.170	$10.200

Total Return(2)	(2.12	)%(3)	7.68%	3.35%	12.89%	(5.77)%	14.42%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,598,546		$1,857,375	$1,899,324	$2,126,465	$2,134,502	$2,975,655
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.68	%(5)	0.67%	0.67%	0.71%	0.66%	0.67%
Interest and fee expense(6)	0.14	%(5)	0.12%	0.09%	0.09%	0.11%	0.11%
Total expenses(4)	0.82	%(5)	0.79%	0.76%	0.80%	0.77%	0.78%
Net investment income	3.76	%(5)	3.83%	3.94%	4.71%	4.67%	4.88%
Portfolio Turnover	36	%(3)	71%	57%	47%	74%	59%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Financial Highlights — continued

	National Fund — Class B
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.170		$9.810	$9.870	$9.170	$10.200	$9.360

Income (Loss) From Operations
Net investment income(1)	$0.147		$0.311	$0.315	$0.379	$0.392	$0.405
Net realized and unrealized gain (loss)	(0.401)		0.356	(0.064)	0.704	(1.031)	0.840

Total income (loss) from operations	$(0.254)		$0.667	$0.251	$1.083	$(0.639)	$1.245

Less Distributions
From net investment income	$(0.146)		$(0.307)	$(0.311)	$(0.383)	$(0.391)	$(0.405)

Total distributions	$(0.146)		$(0.307)	$(0.311)	$(0.383)	$(0.391)	$(0.405)

Net asset value — End of period	$9.770		$10.170	$9.810	$9.870	$9.170	$10.200

Total Return(2)	(2.49	)%(3)	6.88%	2.58%	12.06%	(6.47)%	13.57%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,121		$16,644	$25,732	$42,655	$59,244	$103,613
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.43	%(5)	1.42%	1.42%	1.46%	1.41%	1.42%
Interest and fee expense(6)	0.14	%(5)	0.12%	0.09%	0.09%	0.11%	0.11%
Total expenses(4)	1.57	%(5)	1.54%	1.51%	1.55%	1.52%	1.53%
Net investment income	3.01	%(5)	3.10%	3.20%	4.01%	3.90%	4.15%
Portfolio Turnover	36	%(3)	71%	57%	47%	74%	59%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Financial Highlights — continued

	National Fund — Class C
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.170		$9.810	$9.870	$9.170	$10.200	$9.360

Income (Loss) From Operations
Net investment income(1)	$0.148		$0.310	$0.315	$0.376	$0.392	$0.404
Net realized and unrealized gain (loss)	(0.402)		0.357	(0.064)	0.707	(1.031)	0.841

Total income (loss) from operations	$(0.254)		$0.667	$0.251	$1.083	$(0.639)	$1.245

Less Distributions
From net investment income	$(0.146)		$(0.307)	$(0.311)	$(0.383)	$(0.391)	$(0.405)

Total distributions	$(0.146)		$(0.307)	$(0.311)	$(0.383)	$(0.391)	$(0.405)

Net asset value — End of period	$9.770		$10.170	$9.810	$9.870	$9.170	$10.200

Total Return(2)	(2.49	)%(3)	6.88%	2.58%	12.06%	(6.47)%	13.58%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$511,928		$576,664	$585,346	$645,801	$681,072	$980,799
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.43	%(5)	1.42%	1.42%	1.46%	1.41%	1.42%
Interest and fee expense(6)	0.14	%(5)	0.12%	0.09%	0.09%	0.11%	0.11%
Total expenses(4)	1.57	%(5)	1.54%	1.51%	1.55%	1.52%	1.53%
Net investment income	3.01	%(5)	3.08%	3.19%	3.98%	3.92%	4.13%
Portfolio Turnover	36	%(3)	71%	57%	47%	74%	59%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Financial Highlights — continued

	National Fund — Class I
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.170		$9.810	$9.870	$9.180	$10.200	$9.360

Income (Loss) From Operations
Net investment income(1)	$0.197		$0.410	$0.413	$0.478	$0.492	$0.499
Net realized and unrealized gain (loss)	(0.402)		0.357	(0.063)	0.690	(1.021)	0.844

Total income (loss) from operations	$(0.205)		$0.767	$0.350	$1.168	$(0.529)	$1.343

Less Distributions
From net investment income	$(0.195)		$(0.407)	$(0.410)	$(0.478)	$(0.491)	$(0.503)

Total distributions	$(0.195)		$(0.407)	$(0.410)	$(0.478)	$(0.491)	$(0.503)

Net asset value — End of period	$9.770		$10.170	$9.810	$9.870	$9.180	$10.200

Total Return(2)	(2.00	)%(3)	7.94%	3.50%	13.17%	(5.43)%	14.71%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$748,251		$701,153	$674,696	$686,514	$981,936	$1,142,323
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.43	%(5)	0.42%	0.42%	0.46%	0.41%	0.42%
Interest and fee expense(6)	0.14	%(5)	0.12%	0.09%	0.09%	0.11%	0.11%
Total expenses(4)	0.57	%(5)	0.54%	0.51%	0.55%	0.52%	0.53%
Net investment income	4.02	%(5)	4.09%	4.19%	5.07%	4.93%	5.09%
Portfolio Turnover	36	%(3)	71%	57%	47%	74%	59%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. The Funds’ investment objective is to provide current income exempt from regular federal income tax. The Funds offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of March 31, 2017, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

32

Eaton Vance

Municipal Income Funds

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2017. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2017, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	AMT-Free Fund	National Fund

Floating Rate Notes Outstanding	$39,635,000	$327,225,000
Interest Rate or Range of Interest Rates (%)	0.94 - 0.95	0.94 - 0.99
Collateral for Floating Rate Notes Outstanding	$59,593,185	$481,963,151

For the six months ended March 31, 2017, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	AMT-Free Fund	National Fund

Average Floating Rate Notes Outstanding	$39,635,000	$327,225,000
Average Interest Rate	1.32%	1.31%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2017.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

33

Eaton Vance

Municipal Income Funds

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date is July 21, 2017, as announced on July 7, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts were restructured to comply with the Volcker Rule and all residual interest bonds held by the Funds at March 31, 2017 are Volcker Rule compliant. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of income.

Legal and restructuring fees incurred in connection with the restructuring of residual interest bond trusts are recorded as interest expense.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

L  Interim Financial Statements — The interim financial statements relating to March 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2016, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when

34

Eaton Vance

Municipal Income Funds

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	AMT-Free Fund	National Fund

September 30, 2017	$55,876,213	$16,271,265
September 30, 2018	10,549,691	797,269,779
September 30, 2019	—	56,374,590

Total capital loss carryforwards	$66,425,904	$869,915,634

Deferred capital losses:
Short-term	$14,235,747	$138,684,656
Long-term	$20,017,837	$166,969,502

Included in the amounts above for National Fund are capital loss carryforwards of $23,245,824 as a result of reorganizations which occurred in prior years. Utilization of these capital loss carryforwards may be limited in accordance with certain income tax regulations.

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

	AMT-Free Fund	National Fund

Aggregate cost	$309,213,296	$2,735,665,751

Gross unrealized appreciation	$30,110,102	$229,750,183
Gross unrealized depreciation	(3,962,607)	(34,089,097)

Net unrealized appreciation	$26,147,495	$195,661,086

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) for AMT-Free Fund and Boston Management and Research (BMR), a subsidiary of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75
$1 billion up to $1.5 billion	0.250	2.50
$1.5 billion up to $2 billion	0.225	2.25
$2 billion up to $3 billion	0.200	2.00
$3 billion and over	0.175	1.75

For the six months ended March 31, 2017, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	AMT-Free Fund	National Fund

Investment Adviser Fee	$802,458	$5,157,875
Effective Annual Rate	0.44%	0.35%

35

Eaton Vance

Municipal Income Funds

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended March 31, 2017 were as follows:

	AMT-Free Fund	National Fund

EVM’s Sub-Transfer Agent Fees	$3,712	$37,904
EVD’s Class A Sales Charges	$9,325	$59,274

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2017 for Class A shares amounted to the following:

	AMT-Free Fund	National Fund

Class A Distribution and Service Fees	$230,209	$2,146,957

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended March 31, 2017, the Funds paid or accrued to EVD the following distribution fees:

	AMT-Free Fund	National Fund

Class B Distribution Fees	$1,474	$52,456
Class C Distribution Fees	$159,759	$2,008,595

Pursuant to the Class B and Class C Plans, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2017 amounted to the following:

	AMT-Free Fund	National Fund

Class B Service Fees	$491	$17,485
Class C Service Fees	$53,253	$669,532

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

36

Eaton Vance

Municipal Income Funds

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended March 31, 2017, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	AMT-Free Fund	National Fund

Class A	$1,000	$10,000
Class B	$—	$100
Class C	$1,000	$16,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2017 were as follows:

	AMT-Free Fund	National Fund

Purchases	$38,536,873	$1,185,979,444
Sales	$72,242,357	$1,247,656,729

7 Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Fund
	Six Months Ended March 31, 2017 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	1,083,589	186	150,408	2,729,400
Issued to shareholders electing to receive payments of distributions in Fund shares	371,299	429	60,159	206,312
Redemptions	(3,742,486)	(7,217)	(530,026)	(4,801,563)
Exchange from Class B shares	15,905	—	—	—
Exchange to Class A shares	—	(16,011)	—	—

Net decrease	(2,271,693)	(22,613)	(319,459)	(1,865,851)

	Year Ended September 30, 2016
	Class A	Class B	Class C	Class I

Sales	2,520,340	7,235	888,506	5,100,881
Issued to shareholders electing to receive payments of distributions in Fund shares	721,346	1,176	109,068	371,008
Redemptions	(3,264,204)	(18,382)	(706,437)	(1,396,701)
Exchange from Class B shares	24,857	—	—	—
Exchange to Class A shares	—	(25,022)	—	—

Net increase (decrease)	2,339	(34,993)	291,137	4,075,188

37

Eaton Vance

Municipal Income Funds

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

National Fund
	Six Months Ended March 31, 2017 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	5,998,162	9,359	1,445,520	27,604,113
Issued to shareholders electing to receive payments of distributions in Fund shares	2,785,643	17,913	636,320	1,108,902
Redemptions	(28,112,989)	(159,818)	(6,369,918)	(21,043,213)
Exchange from Class B shares	365,445	—	—	—
Exchange to Class A shares	—	(365,501)	—	—

Net increase (decrease)	(18,963,739)	(498,047)	(4,288,078)	7,669,802

	Year Ended September 30, 2016
	Class A	Class B	Class C	Class I

Sales	12,090,458	17,973	4,565,856	26,891,785
Issued to shareholders electing to receive payments of distributions in Fund shares	6,070,050	53,873	1,382,163	2,240,594
Redemptions	(29,702,744)	(441,937)	(8,897,967)	(28,946,822)
Exchange from Class B shares	615,708	—	—	—
Exchange to Class A shares	—	(615,733)	—	—

Net increase (decrease)	(10,926,528)	(985,824)	(2,949,948)	185,557

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At March 31, 2017, the National Fund had a balance outstanding pursuant to this line of credit of $19,900,000 at an interest rate of 1.91%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2017. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2017. The Funds’ average borrowings or allocated fees during the year ended March 31, 2017 were not significant.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2017 is included in the Portfolio of Investments. At March 31, 2017, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

38

Eaton Vance

Municipal Income Funds

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2017 were as follows:

	AMT-Free Fund		National Fund

Asset Derivative:

Futures Contracts	$134,007	(1)	$2,214,990	(1)

Total	$134,007		$2,214,990

Liability Derivative:

Futures Contracts	$(82,766	)(1)	$—

Total	$(82,766)		$—

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2017 was as follows:

	AMT-Free Fund		National Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$3,409,935	(1)	$32,760,092	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(321,461	)(2)	$(3,446,790	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended March 31, 2017, which is indicative of the volume of this derivative type, was approximately as follows:

	AMT-Free Fund	National Fund

Average Notional Amount:

Futures Contracts — Short	$50,047,000	$314,907,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

39

Eaton Vance

Municipal Income Funds

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

At March 31, 2017, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$374,995,791	$—	$374,995,791

Total Investments	$—	$374,995,791	$—	$374,995,791

Futures Contracts	$134,007	$—	$—	$134,007

Total	$134,007	$374,995,791	$—	$375,129,798

Liability Description

Futures Contracts	$(82,766)	$—	$—	$(82,766)

Total	$(82,766)	$—	$—	$(82,766)

National Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$3,152,363,057	$—	$3,152,363,057
Taxable Municipal Securities	—	106,188,780	—	106,188,780

Total Investments	$—	$3,258,551,837	$—	$3,258,551,837

Futures Contracts	$2,214,990	$—	$—	$2,214,990

Total	$2,214,990	$3,258,551,837	$—	$3,260,766,827

The Funds held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

40

Eaton Vance

Municipal Income Funds

March 31, 2017

Officers and Trustees

Officers of Eaton Vance Municipals Trust and Eaton Vance Mutual Funds Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust and Eaton Vance Mutual Funds Trust

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee
**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

41

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

42

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Advisers

AMT-Free Municipal Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

National Municipal Income Fund

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7714    3.31.17

Eaton Vance

Municipals Trust

Semiannual Report

March 31, 2017

California Opportunities    •    Massachusetts    •    New York    •    Ohio

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2017

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

California Municipal Opportunities Fund	2
Massachusetts Municipal Income Fund	3
New York Municipal Income Fund	4
Ohio Municipal Income Fund	5

Endnotes and Additional Disclosures	6

Fund Expenses	7

Financial Statements	10

Officers and Trustees	55

Important Notices	56

Eaton Vance

California Municipal Opportunities Fund

March 31, 2017

Performance1,2

Portfolio Managers Craig R. Brandon, CFA and Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/27/1994	12/19/1985	–3.26%	–0.07%	4.04%	3.51%
Class A with 4.75% Maximum Sales Charge	—	—	–7.89	–4.85	3.03	3.01
Class C at NAV	08/31/2004	12/19/1985	–3.58	–0.82	3.29	2.75
Class C with 1% Maximum Sales Charge	—	—	–4.54	–1.79	3.29	2.75
Class I at NAV	03/03/2008	12/19/1985	–3.23	0.09	4.28	3.74
Bloomberg Barclays Municipal Bond Index	—	—	–2.10%	0.15%	3.24%	4.32%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.82%	1.57%	0.56%
Net				0.78	1.53	0.52

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.65%	1.89%	2.91%
Taxable-Equivalent Distribution Rate				5.40	3.85	5.93
SEC 30-day Yield				1.69	1.04	2.03
Taxable-Equivalent SEC 30-day Yield				3.45	2.11	4.13

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						3.81%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2017

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	04/18/1991	–2.53%	–0.64%	3.24%	3.11%
Class A with 4.75% Maximum Sales Charge	—	—	–7.18	–5.39	2.24	2.61
Class C at NAV	05/02/2006	04/18/1991	–2.89	–1.38	2.47	2.35
Class C with 1% Maximum Sales Charge	—	—	–3.85	–2.34	2.47	2.35
Class I at NAV	06/17/1993	04/18/1991	–2.44	–0.44	3.44	3.31
Bloomberg Barclays Municipal Bond Index	—	—	–2.10%	0.15%	3.24%	4.32%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	–3.09	0.04	4.12	4.92

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.78%	1.53%	0.58%
Net				0.72	1.47	0.52

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				3.36%	2.59%	3.56%
Taxable-Equivalent Distribution Rate				6.26	4.82	6.63
SEC 30-day Yield				1.85	1.20	2.14
Taxable-Equivalent SEC 30-day Yield				3.44	2.23	3.98

% Total Leverage[5]
RIB Financing						2.15%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

New York Municipal Income Fund

March 31, 2017

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/15/1994	08/30/1990	–2.71%	–0.19%	3.76%	3.57%
Class A with 4.75% Maximum Sales Charge	—	—	–7.35	–4.91	2.75	3.07
Class C at NAV	09/30/2003	08/30/1990	–2.98	–0.84	2.99	2.80
Class C with 1% Maximum Sales Charge	—	—	–3.94	–1.81	2.99	2.80
Class I at NAV	03/03/2008	08/30/1990	–2.61	0.01	3.97	3.75
Bloomberg Barclays Municipal Bond Index	—	—	–2.10%	0.15%	3.24%	4.32%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	–3.09	0.04	4.12	4.92

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.75%	1.49%	0.54%
Net				0.70	1.44	0.49

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				3.05%	2.29%	3.25%
Taxable-Equivalent Distribution Rate				5.91	4.44	6.30
SEC 30-day Yield				1.97	1.33	2.27
Taxable-Equivalent SEC 30-day Yield				3.82	2.57	4.39

% Total Leverage[5]
RIB Financing						4.73%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Ohio Municipal Income Fund

March 31, 2017

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	04/18/1991	–2.64%	–0.22%	3.26%	3.50%
Class A with 4.75% Maximum Sales Charge	—	—	–7.23	–4.95	2.25	3.00
Class C at NAV	02/03/2006	04/18/1991	–3.01	–0.96	2.49	2.74
Class C with 1% Maximum Sales Charge	—	—	–3.96	–1.92	2.49	2.74
Class I at NAV	08/03/2010	04/18/1991	–2.54	–0.01	3.47	3.64
Bloomberg Barclays Municipal Bond Index	—	—	–2.10%	0.15%	3.24%	4.32%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	–3.09	0.04	4.12	4.92

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.76%	1.51%	0.56%
Net				0.71	1.46	0.51

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				3.46%	2.70%	3.66%
Taxable-Equivalent Distribution Rate				6.43	5.02	6.81
SEC 30-day Yield				2.06	1.42	2.36
Taxable-Equivalent SEC 30-day Yield				3.83	2.64	4.38

% Total Leverage[5]
RIB Financing						7.02%
Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Municipal Income Funds

March 31, 2017

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17–22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. For California Municipal Opportunities Fund, New York Municipal Income Fund and Ohio Municipal Income Fund, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

6

Eaton Vance

Municipal Income Funds

March 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 – March 31, 2017).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance California Municipal Opportunities Fund

	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period* (10/1/16 – 3/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$967.40	$4.02	0.82%
Class C	$1,000.00	$964.20	$7.69	1.57%
Class I	$1,000.00	$967.70	$2.80	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.13	0.82%
Class C	$1,000.00	$1,017.10	$7.90	1.57%
Class I	$1,000.00	$1,022.10	$2.87	0.57%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2016.

7

Eaton Vance

Municipal Income Funds

March 31, 2017

Fund Expenses — continued

Eaton Vance Massachusetts Municipal Income Fund

	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period* (10/1/16 – 3/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$974.70	$3.89	0.79%
Class C	$1,000.00	$971.10	$7.57	1.54%
Class I	$1,000.00	$975.60	$2.91	0.59%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.98	0.79%
Class C	$1,000.00	$1,017.30	$7.75	1.54%
Class I	$1,000.00	$1,022.00	$2.97	0.59%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2016.

Eaton Vance New York Municipal Income Fund

	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period* (10/1/16 – 3/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$972.90	$3.79	0.77%
Class C	$1,000.00	$970.20	$7.47	1.52%
Class I	$1,000.00	$973.90	$2.81	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.88	0.77%
Class C	$1,000.00	$1,017.40	$7.65	1.52%
Class I	$1,000.00	$1,022.10	$2.87	0.57%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2016.

8

Eaton Vance

Municipal Income Funds

March 31, 2017

Fund Expenses — continued

Eaton Vance Ohio Municipal Income Fund

	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period* (10/1/16 – 3/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$973.60	$4.03	0.82%
Class C	$1,000.00	$969.90	$7.71	1.57%
Class I	$1,000.00	$974.60	$3.05	0.62%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.13	0.82%
Class C	$1,000.00	$1,017.10	$7.90	1.57%
Class I	$1,000.00	$1,021.80	$3.13	0.62%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2016.

9

Eaton Vance

California Municipal Opportunities Fund

March 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 100.7%

Security	Principal Amount (000’s omitted)	Value

Education — 4.6%
California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	$1,000	$1,111,840
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,895	3,130,827
California Educational Facilities Authority, (Santa Clara University), 5.00%, 4/1/33	1,000	1,142,840
California Educational Facilities Authority, (Stanford University), 5.00%, 3/15/26	2,480	3,062,949
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	915	1,040,666
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	960	1,086,105
California State University, 5.25%, 11/1/31	1,465	1,675,608

		$12,250,835

Electric Utilities — 2.9%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$895	$976,212
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,080	1,237,669
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,455	1,666,077
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,380,795
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,295	1,394,249

		$7,655,002

Escrowed / Prerefunded — 3.2%
California Educational Facilities Authority, (University of Southern California), Prerefunded to 10/1/18, 5.25%, 10/1/39	$1,810	$1,926,473
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 8/15/19, 5.00%, 8/15/34	2,500	2,729,375
Sacramento Municipal Utility District, Prerefunded to 8/15/21, 5.00%, 8/15/27	370	426,510
Sacramento Municipal Utility District, Prerefunded to 8/15/21, 5.00%, 8/15/28	500	576,365
San Diego Community College District, (Election of 2002), Prerefunded to 8/1/21, 5.00%, 8/1/32	1,030	1,185,273
Tustin Community Facilities District No. 07-1, Prerefunded to 9/1/17, 6.00%, 9/1/37	1,000	1,021,790
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	560	596,484

		$8,462,270

Security	Principal Amount (000’s omitted)	Value

General Obligations — 33.4%
Belmont-Redwood Shores School District, 4.00%, 8/1/35	$760	$796,176
Burbank Unified School District, (Election of 2013), 5.00%, 8/1/24	865	1,044,436
Burbank Unified School District, (Election of 2013), 5.00%, 8/1/25	1,345	1,641,936
Burbank Unified School District, (Election of 2013), 5.00%, 8/1/26	1,470	1,810,423
Burbank Unified School District, (Election of 2013), 5.00%, 8/1/27	820	1,001,072
Burbank Unified School District, (Election of 2013), 5.00%, 8/1/28	2,170	2,629,758
California, 1.246%, 12/1/20 (Put Date), 12/1/28(1)	2,850	2,839,113
California, 1.91%, 5/1/19(1)	3,000	3,016,560
California, 5.00%, 8/1/26	4,220	5,125,274
California, 5.00%, 8/1/27	780	937,037
California, 5.00%, 8/1/45	5,000	5,634,050
California, 5.50%, 11/1/35	2,500	2,843,775
California, 6.00%, 4/1/38	1,000	1,096,890
Franklin-McKinley School District, 3.25%, 8/1/35	695	656,309
Glendale Community College District, (Election of 2016), 5.00%, 8/1/32(2)	500	594,855
Glendale Community College District, (Election of 2016), 5.00%, 8/1/33(2)	750	885,675
Glendale Community College District, (Election of 2016), 5.00%, 8/1/34(2)	1,730	2,032,871
Glendale Community College District, (Election of 2016), 5.00%, 8/1/35(2)	1,000	1,169,280
Glendale Community College District, (Election of 2016), 5.00%, 8/1/36(2)	1,000	1,165,430
Glendale Unified School District, (Election of 2011), 3.00%, 9/1/19	50	52,320
Grossmont Union High School District, (Election of 2004), 4.00%, 8/1/33	1,500	1,572,555
Los Alamitos Unified School District, 5.00%, 8/1/27	550	663,366
Los Alamitos Unified School District, 5.00%, 8/1/30	1,100	1,295,041
Marin Community College District, (Election of 2016), 5.00%, 8/1/27	565	690,294
Mariposa County Unified School District, (Election of 2016), 4.00%, 8/1/42	2,320	2,413,473
Mariposa County Unified School District, (Election of 2016), 4.00%, 8/1/46	2,595	2,659,979
Montebello Unified School District, (Election of 2016), 5.00%, 8/1/41	2,000	2,276,280
Moreland School District, 5.00%, 8/1/24	335	403,983
Mt. San Antonio Community College District, 0.00%, 4/1/22(2)	2,000	1,800,100

10	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Mt. San Antonio Community College District, (Election of 2008), 5.00%, 6/1/33	$750	$862,005
Palo Alto, (Election of 2008), 5.00%, 8/1/40(3)	5,200	5,759,936
Palomar Community College District, (Election of 2006), 0.00%, 8/1/23	2,440	2,124,069
San Diego Unified School District, (Election of 2012), Series F, 4.00%, 7/1/35	2,000	2,094,420
San Diego Unified School District, (Election of 2012), Series G, 4.00%, 7/1/35	1,000	1,047,210
Santa Barbara Unified School District, (Election of 2016), 5.00%, 8/1/30(2)	600	724,152
Santa Barbara Unified School District, (Election of 2016), 5.00%, 8/1/31(2)	500	598,355
Santa Barbara Unified School District, (Election of 2016), 5.00%, 8/1/35(2)	500	586,125
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(3)	5,400	5,859,810
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/29(2)	330	401,320
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/30(2)	640	772,365
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/31(2)	600	719,754
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/32(2)	700	834,869
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/34(2)	500	590,450
Sonoma County Junior College District, 5.00%, 8/1/28	1,825	2,206,589
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/31	1,000	1,177,760
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/33	1,000	1,163,490
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/36	1,000	1,149,420
Vista Unified School District, 5.00%, 8/1/27	1,280	1,539,520
Vista Unified School District, 5.00%, 8/1/28	900	1,072,260
West Sonoma County Union High School District, (Election of 2010), 4.00%, 8/1/46	3,000	3,147,720
Whittier Union High School District, 0.00%, 8/1/25	700	562,485
Windsor Unified School District, 4.00%, 8/1/24	100	111,911
Windsor Unified School District, 4.00%, 8/1/25	100	112,272
Windsor Unified School District, 4.00%, 8/1/27	250	278,597
Windsor Unified School District, 4.00%, 8/1/28	370	409,601
Windsor Unified School District, 4.00%, 8/1/29	630	689,485
Yosemite Community College District, 5.00%, 8/1/28	1,000	1,194,730

		$88,538,991

Security	Principal Amount (000’s omitted)	Value

Hospital — 6.5%
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 7/1/19, 6.00%, 7/1/29	$1,855	$2,058,623
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	735	819,768
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	1,050	1,163,599
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,689,780
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,624,050
California Health Facilities Financing Authority, (Sutter Health), 5.875%, 8/15/31	3,000	3,410,850
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	100	111,631
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/24	800	907,280
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/25	200	223,872
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2017A, 5.00%, 11/1/25	800	910,952
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/26	500	571,610
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	165	182,530
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	105	114,833
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	163,027
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/33	425	460,526
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	546,715
California Statewide Communities Development Authority, (Kaiser Permanente), 1.86%, 5/1/17 (Put Date), 4/1/52(1)	1,000	1,000,310
Washington Township Health Care District, 5.25%, 7/1/30	1,240	1,327,321

		$17,287,277

Insured – Electric Utilities — 1.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	$1,500	$1,635,330
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	2,000	2,100,820

		$3,736,150

Insured – General Obligations — 3.8%
Center Joint Unified School District, (BAM), 0.00%, 8/1/23	$1,250	$1,082,388

11	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Coalinga-Huron Joint Unified School District, (Election of 2016), (BAM), 5.00%, 8/1/41(2)	$2,000	$2,269,120
Kern Community College District, (Election of 2002), (AGM), 0.00%, 11/1/23	3,385	2,923,861
Paso Robles Joint Unified School District, (Election of 2006), (BAM), 4.00%, 9/1/22	330	370,748
Paso Robles Joint Unified School District, (Election of 2006), (BAM), 4.00%, 9/1/23	415	470,805
Paso Robles Joint Unified School District, (Election of 2006), (BAM), 4.00%, 9/1/24	330	376,985
Paso Robles Joint Unified School District, (Election of 2006), (BAM), 4.00%, 9/1/26	1,840	2,096,662
Twin Rivers Unified School District, (AGM), 0.00%, 2/1/39	1,060	405,662
Victor Valley Union High School District, (BAM), 5.00%, 8/1/26	135	163,156

		$10,159,387

Insured – Lease Revenue / Certificates of Participation — 0.5%
Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	$1,200	$1,195,620

		$1,195,620

Insured – Special Tax Revenue — 2.1%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$6,995	$1,340,872
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,925	709,365
Roseville Finance Authority, (AGM), 4.00%, 9/1/24	550	608,394
Successor Agency to Rosemead Community Development Commission, (BAM), 5.00%, 10/1/21	175	198,371
Successor Agency to Rosemead Community Development Commission, (BAM), 5.00%, 10/1/23	500	579,600
Successor Agency to Rosemead Community Development Commission, (BAM), 5.00%, 10/1/24	625	731,600
Successor Agency to Rosemead Community Development Commission, (BAM), 5.00%, 10/1/25	500	590,360
Successor Agency to Rosemead Community Development Commission, (BAM), 5.00%, 10/1/26	585	695,600

		$5,454,162

Insured – Transportation — 2.9%
Alameda Corridor Transportation Authority, (AGM), 5.00%, 10/1/36	$2,000	$2,237,260
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/17	225	223,499

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	$1,800	$1,427,940
San Jose, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,605	1,606,878
San Jose, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	2,230	2,233,234

		$7,728,811

Lease Revenue / Certificates of Participation — 1.2%
Los Angeles County, (Disney Parking), 0.00%, 3/1/20	$3,205	$3,054,301

		$3,054,301

Other Revenue — 7.1%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 4.00%, 11/1/31	$1,330	$1,410,531
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/33	1,740	1,988,890
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/34	1,290	1,469,491
California Infrastructure and Economic Development Bank, (Segerstrom Center for the Arts), 5.00%, 7/1/23	4,155	4,834,800
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.179%, 4/1/20 (Put Date), 4/1/38(1)	7,500	7,499,100
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.19%, 4/1/18 (Put Date), 10/1/47(1)	1,750	1,749,597

		$18,952,409

Senior Living / Life Care — 1.5%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$678,001
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/26	500	574,135
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/27	780	886,719
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(4)	1,000	1,103,960
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	815,286

		$4,058,101

12	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 12.2%
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	$415	$423,947
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	665	676,877
Chula Vista Municipal Financing Authority, 5.50%, 9/1/30	1,525	1,746,308
Fairfield, (North Cordelia Improvement District), 7.375%, 9/2/18	210	221,132
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/30	580	638,238
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/31	465	508,612
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/32	450	489,753
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/33	545	590,202
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/34	360	388,487
Jurupa Public Financing Authority, 5.00%, 9/1/24	730	839,843
Jurupa Public Financing Authority, 5.00%, 9/1/28	1,250	1,427,887
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	591,193
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	1,400	909,580
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	550	357,297
Riverside County Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/33	4,000	4,635,880
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,000	1,108,910
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/33	1,725	2,008,279
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	515	573,968
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	775	860,537
Successor Agency to San Diego Redevelopment Agency, 5.00%, 9/1/31	3,605	4,198,996
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/28	355	419,543
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/29	740	867,517
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/30	275	320,163
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/31	355	410,533
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/32	430	494,629
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/33	375	427,451

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/34	$550	$624,085
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/35	595	672,594
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/37	1,630	1,839,781
Successor Agency to San Francisco City and County Redevelopment Agency, 2015 Series A, 5.00%, 8/1/36	780	879,060
Successor Agency to San Francisco City and County Redevelopment Agency, 2016 Series B, 5.00%, 8/1/36	350	391,185
Torrance Redevelopment Agency, 5.625%, 9/1/28	760	761,193
Tustin Community Facilities District No. 06-1, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/34	1,000	1,096,280

		$32,399,940

Transportation — 7.7%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$4,005	$4,339,137
Burbank-Glendale-Pasadena Airport Authority, (AMT), 5.00%, 7/1/22	1,970	2,251,513
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(3)	3,080	3,403,924
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	2,750	2,868,002
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	4,012,956
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/23(2)	1,000	1,155,080
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/24(2)	1,000	1,166,590
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/25(2)	1,000	1,172,660

		$20,369,862

Water and Sewer — 9.7%
California Department of Water Resources, (Central Valley Project), 1.21%, 12/1/17 (Put Date), 12/1/35(1)	$6,500	$6,498,765
East Bay Municipal Utility District, 5.00%, 6/1/30	2,000	2,225,840
East Bay Municipal Utility District, 5.00%, 6/1/32	2,450	2,872,184
Long Beach, Sewer Revenue, 4.00%, 5/1/22	190	212,378
Long Beach, Sewer Revenue, 4.00%, 5/1/23	155	175,141
Long Beach, Sewer Revenue, 4.00%, 5/1/25	175	200,398
Long Beach, Sewer Revenue, 4.00%, 5/1/26	230	264,396
Long Beach, Sewer Revenue, 5.00%, 5/1/29	495	595,000
Long Beach, Sewer Revenue, 5.00%, 5/1/30	450	536,472
Metropolitan Water District of Southern California, 1.07%, 7/10/17 (Put Date), 7/1/36(1)	2,000	1,999,940

13	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Metropolitan Water District of Southern California, 1.29%, 3/27/18 (Put Date), 7/1/36(1)	$1,985	$1,985,814
Metropolitan Water District of Southern California, 5.00%, 7/1/29	2,500	2,706,725
Orange County Water District, 5.00%, 8/15/28	500	612,795
Orange County Water District, 5.00%, 8/15/34	1,000	1,181,950
Riverside, Water System Revenue, 1.54%, 1/15/20 (Put Date), 10/1/35(1)	2,000	2,000,000
San Diego Public Facilities Financing Authority, Wastewater System Revenue, 5.00%, 5/15/27	1,500	1,807,605

		$25,875,403

Total Tax-Exempt Municipal Securities — 100.7% (identified cost $258,206,752)		$267,178,521

Taxable Municipal Securities — 5.0%

Security	Principal Amount (000’s omitted)	Value

Hospital — 0.8%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,000	$2,112,880

		$2,112,880

Insured – Special Tax Revenue — 3.5%
Industry, Sales Tax Revenue, (AGM), 2.50%, 1/1/20	$235	$236,929
Successor Agency to Banning Redevelopment Agency, (AGM), 2.325%, 9/1/22	800	782,328
Successor Agency to Banning Redevelopment Agency, (AGM), 2.525%, 9/1/23	820	800,533
Successor Agency to Banning Redevelopment Agency, (AGM), 2.645%, 9/1/24	855	819,859
Successor Agency to Banning Redevelopment Agency, (AGM), 2.805%, 9/1/25	1,390	1,337,778
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 2.373%, 8/1/18	400	403,688
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 2.698%, 8/1/19	880	892,408
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 3.388%, 8/1/22	955	962,182
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 3.884%, 8/1/25	1,065	1,074,873
Successor Agency to Roseville Redevelopment Agency, (BAM), 3.27%, 9/1/31	1,185	1,121,211

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Successor Agency to Stanton Redevelopment Agency, (BAM), 2.00%, 12/1/19	$260	$259,626
Successor Agency to Stanton Redevelopment Agency, (BAM), 2.75%, 12/1/22	230	230,885
Successor Agency to Stanton Redevelopment Agency, (BAM), 3.00%, 12/1/23	300	303,738

		$9,226,038

Special Tax Revenue — 0.7%
Successor Agency to San Diego Redevelopment Agency, 2.875%, 9/1/21	$300	$304,293
Successor Agency to San Diego Redevelopment Agency, 3.25%, 9/1/22	250	257,475
Successor Agency to San Diego Redevelopment Agency, 3.375%, 9/1/23	250	258,930
Successor Agency to San Diego Redevelopment Agency, 3.50%, 9/1/24	250	259,090
Successor Agency to San Diego Redevelopment Agency, 3.625%, 9/1/25	250	259,525
Successor Agency to San Diego Redevelopment Agency, 3.75%, 9/1/26	250	251,190
Successor Agency to Stanton Redevelopment Agency, 1.75%, 12/1/18	220	219,998

		$1,810,501

Total Taxable Municipal Securities — 5.0% (identified cost $13,136,700)		$13,149,419

Closed-End Funds — 0.7%

Security	Shares	Value
Nuveen AMT-Free Quality Municipal Income Fund	146,801	$1,961,262

Total Closed-End Funds — 0.7% (identified cost $2,122,505)		$1,961,262

Total Investments — 106.4% (identified cost $273,465,957)		$282,289,202

Other Assets, Less Liabilities — (6.4)%		$(16,866,948)

Net Assets — 100.0%		$265,422,254

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

14	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2017, 13.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 6.1% of total investments.

(1)	Floating-rate security. The stated interest rate represents the rate in effect at March 31, 2017.
(2)	When-issued security.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2017, the aggregate value of these securities is $1,103,960 or 0.4% of the Fund’s net assets.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Interest Rate Futures
U.S. 10-Year Treasury Note	60	Short	Jun-17	$(7,453,481)	$(7,473,750)	$(20,269)
U.S. Long Treasury Bond	17	Short	Jun-17	(2,583,171)	(2,564,344)	18,827

						$(1,442)

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.

15	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 100.4%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 7.3%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,333,880
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,940	3,689,053
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,205	4,024,807

		$12,047,740

Education — 14.3%
Massachusetts Development Finance Agency, (Bentley University), 4.00%, 7/1/35	$285	$295,707
Massachusetts Development Finance Agency, (Bentley University), 4.00%, 7/1/36	1,000	1,029,600
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/37	2,000	2,268,360
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/33	1,550	1,688,493
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/35	1,660	1,795,074
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,100	1,212,640
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	2,170,018
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,717,979
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	4,000	5,075,800
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,542,100

		$23,795,771

Escrowed / Prerefunded — 18.3%
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	$125	$131,726
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	300	316,143
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Prerefunded to 7/1/17, 0.00%, 7/1/23	6,185	4,684,086
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Prerefunded to 7/1/17, 0.00%, 7/1/26	3,500	2,288,965
Massachusetts Development Finance Agency, (New England Conservatory of Music), Prerefunded to 7/1/18, 5.25%, 7/1/38	1,105	1,163,178
Massachusetts Health and Educational Facilities Authority, (Harvard University), Prerefunded to 10/1/17, 5.00%, 10/1/38	6,000	6,127,500

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/22	$1,590	$1,718,281
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/23	1,195	1,291,413
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/25	1,580	1,707,475
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	5,000	5,301,600
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	700	743,967
Newton, Prerefunded to 4/1/19, 5.00%, 4/1/36	4,500	4,849,965

		$30,324,299

General Obligations — 17.5%
Arlington, 4.00%, 11/1/25	$1,025	$1,176,915
Danvers, 5.25%, 7/1/36	2,800	3,174,444
Lexington, 4.00%, 2/1/23	1,095	1,236,102
Massachusetts, 5.00%, 4/1/26	1,085	1,323,928
Massachusetts, 5.00%, 3/1/31	4,000	4,579,520
Melrose, 4.00%, 8/1/25	1,045	1,186,775
Melrose, 4.00%, 8/1/26	1,185	1,332,485
Nantucket, 5.00%, 11/1/24	1,275	1,545,848
Nantucket, 5.00%, 11/1/25	1,330	1,632,229
Nantucket, 5.00%, 11/1/26	700	868,728
Plymouth, 5.00%, 5/1/26	710	800,653
Plymouth, 5.00%, 5/1/28	1,160	1,304,687
Plymouth, 5.00%, 5/1/31	1,090	1,212,625
Plymouth, 5.00%, 5/1/32	1,000	1,112,500
Wayland, 5.00%, 2/1/33	1,790	1,988,028
Wayland, 5.00%, 2/1/36	2,680	2,971,235
Wellesley, 4.00%, 6/1/24	565	644,541
Winchester, 5.00%, 4/15/36	775	864,590

		$28,955,833

Hospital — 12.4%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,205,435
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	1,840	2,124,243
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/41	2,750	3,059,458
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	2,200,760

16	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Massachusetts Development Finance Agency, (South Shore Hospital), 4.00%, 7/1/36	$645	$650,437
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	2,795	3,061,224
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	1,900	2,214,374
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	1,095	1,203,416
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	2,120	2,314,107
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,738,798
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	789,315

		$20,561,567

Industrial Development Revenue — 1.3%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(1)	$2,200	$2,204,422

		$2,204,422

Insured – Education — 7.9%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	$5,000	$6,387,450
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(2)	5,460	6,768,271

		$13,155,721

Insured – Escrowed / Prerefunded — 1.0%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/25	$1,395	$1,532,658
Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	95	101,106

		$1,633,764

Insured – Special Tax Revenue — 5.0%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/26	$1,760	$2,062,245
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	6,229,178

		$8,291,423

Security	Principal Amount (000’s omitted)	Value

Insured – Student Loan — 0.5%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$820	$857,712

		$857,712

Insured – Transportation — 7.0%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$2,810,925
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	9,750	8,868,502

		$11,679,427

Other Revenue — 0.9%
Massachusetts Development Finance Agency, (Sterling and Francine Clark Art Institute), 4.00%, 7/1/41	$1,370	$1,403,318

		$1,403,318

Senior Living / Life Care — 2.2%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	$525	$565,945
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(1)	615	617,201
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(1)	2,465	2,467,761

		$3,650,907

Special Tax Revenue — 0.9%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	$1,240	$1,558,234

		$1,558,234

Transportation — 3.9%
Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	$2,000	$2,360,720
Massachusetts Port Authority, 5.00%, 7/1/28	3,750	4,178,625

		$6,539,345

Total Tax-Exempt Investments — 100.4% (identified cost $154,120,189)		$166,659,483

Other Assets, Less Liabilities — (0.4)%		$(631,306)

Net Assets — 100.0%		$166,028,177

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

17	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2017, 21.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 10.8% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2017, the aggregate value of these securities is $5,289,384 or 3.2% of the Fund’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	100	Short	Jun-17	$(15,195,125)	$(15,084,375)	$110,750

						$110,750

Abbreviations:

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

18	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 103.8%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.0%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,471,982
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/30	1,920	2,295,187
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	8,400	8,796,228

		$17,563,397

Cogeneration — 0.7%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$2,955	$2,954,764

		$2,954,764

Education — 21.8%
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/24	$250	$288,990
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/25	365	419,432
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	250	279,663
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/31	250	279,288
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/26	300	350,418
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/28	250	288,530
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/30	200	227,868
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/32	575	647,519
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/33	495	555,920
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/18	690	720,305
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/19	350	376,348
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/29	150	170,501
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/30	185	208,943
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/31	180	201,926
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/32	200	223,020
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,950	2,176,648
Monroe County Industrial Development Corp., (University of Rochester), 5.00%, 7/1/28(2)	2,000	2,422,980

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Monroe County Industrial Development Corp., (University of Rochester), 5.00%, 7/1/29(2)	$1,000	$1,201,060
Monroe County Industrial Development Corp., (University of Rochester), 5.00%, 7/1/33(2)	600	698,760
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	5,725	6,088,137
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,790	1,926,237
New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,000	5,598,500
New York Dormitory Authority, (Columbia University), 4.00%, 10/1/26	6,885	7,942,192
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/27	750	917,700
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/29	1,250	1,509,137
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	10,845,600
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,500	2,704,425
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	580	649,066
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/32	1,470	1,698,173
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/33	1,100	1,263,097
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/35	500	569,395
New York Dormitory Authority, (Genesee Valley BOCES), 5.00%, 8/15/27	670	811,718
New York Dormitory Authority, (New York University), 5.00%, 7/1/28	1,080	1,283,666
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/27	1,000	1,188,070
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/34	1,250	1,382,562
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	8,500	9,033,120
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/32	2,280	2,603,350
New York Dormitory Authority, (Rockefeller University), (SPA: JPMorgan Chase Bank, N.A.), 0.91%, 7/1/39(3)	6,500	6,500,000
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/25	1,110	1,250,060
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	281,690
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,500	1,609,815
New York Dormitory Authority, (State University), 5.50%, 5/15/19	2,000	2,125,720

19	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Education (continued)
New York Dormitory Authority, (The New School), 5.00%, 7/1/28	$1,000	$1,168,870
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	5,500	6,223,250
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	1,035,882
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,515	2,678,450
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/33	1,775	2,016,684
St. Lawrence County Industrial Development Agency, (St. Lawrence University), 5.00%, 7/1/36	400	451,088

		$95,093,773

Electric Utilities — 3.3%
Long Island Power Authority, Electric System Revenue, Prerefunded to 5/1/19, 6.00%, 5/1/33	$2,930	$3,225,725
New York Power Authority, 5.00%, 11/15/31	1,000	1,144,710
Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,333,361
Utility Debt Securitization Authority, 5.00%, 12/15/34	1,465	1,681,000
Utility Debt Securitization Authority, 5.00%, 12/15/41	4,265	4,848,793

		$14,233,589

Escrowed / Prerefunded — 4.3%
Brooklyn Arena Local Development Corp., (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	$1,260	$1,434,119
Metropolitan Transportation Authority, Prerefunded to 11/15/17, 5.00%, 11/15/37	460	472,038
Metropolitan Transportation Authority, Prerefunded to 11/15/17, 5.00%, 11/15/37	2,250	2,308,883
New York City, Prerefunded to 10/15/18, 6.25%, 10/15/28	3,830	4,138,622
New York City, Prerefunded to 4/1/19, 5.375%, 4/1/36	3,480	3,777,470
New York City Cultural Resources Trust, (Museum of Modern Art), Prerefunded to 10/1/18, 5.00%, 4/1/31	1,710	1,813,301
Saratoga County, Prerefunded to 7/15/18, 4.75%, 7/15/37	1,000	1,049,250
Triborough Bridge and Tunnel Authority, Prerefunded to 11/15/18, 5.25%, 11/15/34(1)	3,370	3,601,685

		$18,595,368

General Obligations — 3.3%
New York City, 5.00%, 8/1/28	$5,000	$5,917,650
New York City, 5.00%, 8/1/32	1,250	1,429,337
New York City, 5.30%, 4/1/27	250	270,508
New York City, 5.375%, 4/1/36	1,520	1,642,542
New York City, 6.25%, 10/15/28	170	183,551

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
New York City, (SPA: JPMorgan Chase Bank N.A.), 0.95%, 8/1/38(4)	$5,000	$5,000,000

		$14,443,588

Hospital — 6.8%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.00%, 7/1/35	$1,250	$1,384,500
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	370	407,237
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,535	2,771,439
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	3,500	3,807,965
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/33	2,500	2,804,975
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	4,705	5,374,757
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(5)	4,500	4,944,645
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.125%, 12/1/29	1,420	1,539,379
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.25%, 12/1/37	2,830	3,073,748
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	2,690	2,897,480
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	460	527,063

		$29,533,188

Housing — 1.8%
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/27	$550	$646,448
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400	465,724
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/29	785	908,119
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	635	733,311
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	550	632,165
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/32	1,095	1,250,194
New York Housing Finance Agency, 5.25%, 11/1/41	2,000	2,069,680
New York Mortgage Agency, 3.65%, 4/1/32	1,000	1,019,660

		$7,725,301

20	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 2.8%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$6,000	$5,977,440
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(5)	3,750	3,690,263
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24(5)	2,580	2,587,095

		$12,254,798

Insured – Education — 2.5%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$8,379,162
New York Dormitory Authority, (St. John’s University), (NPFG), Prerefunded to 7/1/17, 5.25%, 7/1/37	2,250	2,275,785

		$10,654,947

Insured – Electric Utilities — 1.1%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 6.00%, 5/1/33	$4,250	$4,678,953

		$4,678,953

Insured – Escrowed / Prerefunded — 3.9%
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$3,915	$3,246,357
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	2,385	1,920,450
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	16,295	11,894,372

		$17,061,179

Insured – General Obligations — 2.2%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/21	$1,875	$2,048,850
Brentwood Union Free School District, (AGC), 4.75%, 11/15/22	2,700	2,950,344
Oyster Bay, (AGM), 4.00%, 8/1/28	4,185	4,389,521

		$9,388,715

Insured – Other Revenue — 1.8%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	$10,225	$6,467,108

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue (continued)
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,590	$1,553,896

		$8,021,004

Insured – Transportation — 0.3%
Metropolitan Transportation Authority, (AGM), 4/6/21 (Put Date), 11/1/32(6)	$1,250	$1,250,000

		$1,250,000

Lease Revenue / Certificates of Participation — 1.7%
New York Urban Development Corp., 5.70%, 4/1/20	$6,925	$7,387,105

		$7,387,105

Other Revenue — 5.5%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$7,895	$4,436,280
Brooklyn Arena Local Development Corp., (Barclays Center), 5.00%, 7/15/28	1,500	1,713,585
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/30	3,125	3,605,188
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,000	1,066,910
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	1,960	2,083,362
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/24	545	607,304
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/25	570	635,630
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/26	590	657,260
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/32	280	294,134
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/34	750	779,985
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 5.00%, 7/1/30	715	837,930
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 5.00%, 7/1/31	500	582,865
New York City Trust for Cultural Resources, (Museum of Modern Art), 4.00%, 4/1/30	900	993,897
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,691,650

		$23,985,980

21	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 2.5%
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/30	$650	$725,920
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/31	650	721,779
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	4,500	4,704,930
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	720	750,514
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	305	314,534
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,591,510
Tompkins County Development Corp., (Kendal at Ithaca), 5.00%, 7/1/34	100	106,558
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,000	1,071,540

		$10,987,285

Special Tax Revenue — 16.3%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 0.00%, 11/15/30	$2,445	$1,552,820
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/35	250	289,810
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/34	2,060	2,323,536
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	1,605	1,723,112
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/39	3,660	4,141,070
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,558,200
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/40	2,500	2,847,975
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/26	70	51,958
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/28	1,765	1,203,854
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/28	2,500	3,015,225
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/29	210	244,994
New York Dormitory Authority, Personal Income Tax Revenue, Series 2011A, 5.00%, 3/15/33	1,500	1,678,920
New York Dormitory Authority, Personal Income Tax Revenue, Series 2015A, 5.00%, 3/15/33	3,335	3,819,142
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/43	5,000	5,701,900

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York Dormitory Authority, Personal Income Tax Revenue, 5.25%, 3/15/38	$5,500	$5,914,535
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/29	5,000	5,840,700
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	5,500	6,263,565
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	2,000	2,314,680
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/34	1,490	1,705,975
Sales Tax Asset Receivables Corp., 5.00%, 10/15/26	2,500	3,008,250
Sales Tax Asset Receivables Corp., 5.00%, 10/15/27	5,000	5,977,150
Sales Tax Asset Receivables Corp., 5.00%, 10/15/28	5,000	5,945,700

		$71,123,071

Transportation — 12.8%
Metropolitan Transportation Authority, Series 2011C, 5.00%, 11/15/27	$3,195	$3,637,891
Metropolitan Transportation Authority, Series 2015C-1, 5.00%, 11/15/35	2,500	2,834,625
Metropolitan Transportation Authority, Series 2016B, 5.00%, 11/15/35	4,230	4,818,562
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	2,067,147
New York Thruway Authority, 5.00%, 1/1/29	1,240	1,434,432
New York Thruway Authority, 5.00%, 1/1/37	1,275	1,413,860
New York Thruway Authority, 5.00%, 1/1/42	1,385	1,531,270
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 4.00%, 7/1/33	3,480	3,463,365
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	3,170	3,368,822
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,357,330
Port Authority of New York and New Jersey, 5.00%, 11/15/34	1,095	1,272,850
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	4,575	5,160,463
Port Authority of New York and New Jersey, 5.00%, 11/15/36	500	577,600
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/44	4,450	4,907,504
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	3,014,650
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38	2,180	2,492,983
Triborough Bridge and Tunnel Authority, Series 2015A, 5.00%, 11/15/40	3,120	3,535,490
Triborough Bridge and Tunnel Authority, Series 2015B, 5.00%, 11/15/40	2,650	3,021,848
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	5,630	6,007,548

		$55,918,240

22	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 4.4%
New York City Municipal Water Finance Authority, (Water and Sewer System), 3.00%, 6/15/46	$3,365	$2,910,658
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/35	1,495	1,705,062
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/36	2,500	2,832,125
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,000	1,086,440
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)	2,655	2,807,981
New York City Municipal Water Finance Authority, (Water and Sewer System), (SPA: Royal Bank of Canada), 0.90%, 6/15/48(4)	5,000	5,000,000
Suffolk County Water Authority, Series 2015A, 5.00%, 6/1/37	1,000	1,145,430
Suffolk County Water Authority, Series 2016A, 5.00%, 6/1/37	1,450	1,692,237

		$19,179,933

Total Tax-Exempt Investments — 103.8% (identified cost $427,547,993)		$452,034,178

Miscellaneous — 0.3%

Security	Units	Value

Real Estate — 0.3%
CMS Liquidating Trust(5)(7)(8)	400	$1,076,911

Total Miscellaneous — 0.3% (identified cost $1,280,000)		$1,076,911

Total Investments — 104.1% (identified cost $428,827,993)		$453,111,089

Other Assets, Less Liabilities — (4.1)%		$(17,808,682)

Net Assets — 100.0%		$435,302,407

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2017, 11.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 4.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	When-issued security.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at March 31, 2017.

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, represents the rate in effect at March 31, 2017.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2017, the aggregate value of these securities is $12,298,914 or 2.8% of the Fund’s net assets.

(6)	When-issued, variable rate security whose interest rate will be determined after March 31, 2017.

(7)	Non-income producing.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	128	Short	Jun-17	$(19,449,759)	$(19,308,000)	$141,759

						$141,759

23	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.
SPA	–	Standby Bond Purchase Agreement

24	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

March 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 106.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.9%
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	$1,000	$1,125,900
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	3,335	3,729,197

		$4,855,097

Education — 6.8%
Cuyahoga Community College District, 5.00%, 2/1/29	$310	$362,347
Kent State University, 5.00%, 5/1/30	1,185	1,387,955
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/26	350	416,679
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/27	200	236,194
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/40	1,000	1,124,690
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	380	414,664
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	2,000	2,258,560
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/38	910	1,017,325
Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 12/1/32	550	618,948
Ohio State University, 5.00%, 12/1/29	1,060	1,293,995
Ohio University, 5.00%, 12/1/35	500	569,640
University of Cincinnati, 5.00%, 6/1/34	585	672,574
Wright State University, 5.00%, 5/1/31	1,000	1,104,650

		$11,478,221

Electric Utilities — 2.3%
American Municipal Power, Inc., (Greenup Hydroelectric Facility), 5.00%, 2/15/41	$1,000	$1,104,680
American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	2,005	2,056,188
American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	595	669,791

		$3,830,659

Escrowed / Prerefunded — 8.2%
Cuyahoga Community College District, Prerefunded to 2/1/20, 5.25%, 2/1/29	$2,500	$2,780,300
Franklin County Convention Facilities Authority, Prerefunded to 12/1/17, 5.00%, 12/1/27	1,300	1,336,595
Highland Local School District, Prerefunded to 12/1/18, 5.50%, 12/1/36	1,000	1,074,550

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Montgomery County, (Catholic Health Initiatives), Prerefunded to 5/1/19, 5.50%, 5/1/34	$350	$381,199
Ohio Building Authority, Prerefunded to 4/1/19, 5.00%, 10/1/27	1,500	1,615,875
Ohio Higher Educational Facility Commission, (Case Western Reserve University), Prerefunded to 12/1/17, 5.00%, 12/1/33	4,000	4,111,800
Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	1,495	1,695,330
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	57,064
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), Prerefunded to 12/1/19, 5.00%, 12/1/28	750	825,082

		$13,877,795

General Obligations — 5.7%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,069,750
Lake County Community College District, (Lakeland Community College), 5.00%, 12/1/37	1,000	1,145,020
Lakewood City School District, 5.00%, 12/1/33	1,000	1,137,500
Lakewood City School District, 5.00%, 11/1/36	1,330	1,509,657
Miami Trace Local School District, 5.00%, 12/1/38	750	840,585
Northwest Local School District, 5.00%, 12/1/40	500	568,080
Ohio, 5.00%, 5/1/31	1,000	1,177,100
Olentangy Local School District, 5.00%, 12/1/38	385	441,310
Willoughby-Eastlake City School District, 5.00%, 12/1/30	1,440	1,669,219

		$9,558,221

Hospital — 11.9%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,450	$2,666,408
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	1,155	1,244,409
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,716,450
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	750	852,382
Franklin County, (Nationwide Children’s Hospital), Prerefunded to 11/1/19, 5.00%, 11/1/34	950	1,042,045
Franklin County, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,322,688
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	775	780,038
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	650	681,759

25	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	$460	$479,831
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.25%, 1/1/33	4,880	5,014,346
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	870	935,920
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	1,500	1,684,305
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	450	500,702
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	230,125

		$20,151,408

Industrial Development Revenue — 1.4%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,380	$2,386,283

		$2,386,283

Insured – Education — 0.1%
Kent State University, (AGC), 5.00%, 5/1/29	$175	$187,404

		$187,404

Insured – Electric Utilities — 7.4%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$255	$263,519
Cleveland, Public Power System Revenue, (AGM), 5.00%, 11/15/24	1,500	1,760,460
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	2,540	1,787,322
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,318,670
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	1,851,525
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	3,377,060
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,005	1,050,346

		$12,408,902

Insured – Escrowed / Prerefunded — 5.4%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/18, 5.25%, 2/15/33	$4,045	$4,199,195
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/29	2,000	2,164,100

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
University of Cincinnati, (NPFG), Prerefunded to 12/1/17, 5.00%, 6/1/34	$2,700	$2,776,005

		$9,139,300

Insured – General Obligations — 23.8%
Brookfield Local School District, (AGM), 5.25%, 1/15/36	$1,300	$1,339,169
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29(1)	7,500	9,317,100
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,555,196
Kettering City School District, (AGM), 5.25%, 12/1/31	6,705	8,284,430
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,450,735
Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	6,078,700
Westerville City School District, (XLCA), 5.00%, 12/1/27	6,705	8,088,309

		$40,113,639

Insured – Hospital — 6.3%
Lorain County, (Catholic Healthcare Partners), (AGM), 5.00%, 2/1/29(1)	$10,300	$10,602,717

		$10,602,717

Insured – Transportation — 8.4%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$1,170	$1,287,515
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,636,350
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	5,000	5,977,250
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	5,000	5,312,550

		$14,213,665

Lease Revenue / Certificates of Participation — 0.1%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$155	$158,932

		$158,932

Other Revenue — 2.6%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$2,700	$2,747,574
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,577,720

		$4,325,294

Senior Living / Life Care — 1.0%
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	$580	$632,884

26	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	$905	$1,029,791

		$1,662,675

Special Tax Revenue — 6.2%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), 5.00%, 10/1/32	$1,000	$1,132,120
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	1,000	1,132,120
Cuyahoga County, Sales Tax Revenue, 5.00%, 12/1/35	1,000	1,142,650
Delaware County, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,335,820
Franklin County Convention Facilities Authority, 5.00%, 12/1/26	1,000	1,190,810
Greater Cleveland Regional Transit Authority, Sales Tax Revenue, 5.00%, 12/1/31	435	512,312
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	570	669,283
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,099,819
Hamilton County, Sales Tax Revenue, 5.00%, 12/1/30	1,000	1,177,880

		$10,392,814

Water and Sewer — 5.7%
Cleveland, Water Pollution Control Revenue, 5.00%, 11/15/41	$500	$558,540
Columbus, Sewerage System Revenue, 5.00%, 6/1/32	1,500	1,757,175

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Lancaster, Wastewater System Revenue, 4.00%, 12/1/33	$1,265	$1,325,391
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44	1,255	1,418,338
Ohio Water Development Authority, 5.00%, 12/1/35	2,000	2,320,160
Toledo, Water System Revenue, 5.00%, 11/15/41	2,000	2,280,060

		$9,659,664

Total Tax-Exempt Investments — 106.2% (identified cost $166,489,871)		$179,002,690

Other Assets, Less Liabilities — (6.2)%		$(10,442,144)

Net Assets — 100.0%		$168,560,546

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2017, 48.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 25.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	85	Short	Jun-17	$(12,915,856)	$(12,821,719)	$94,137

						$94,137

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Statements of Assets and Liabilities (Unaudited)

	March 31, 2017
Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Investments —
Identified cost	$273,465,957	$154,120,189	$428,827,993	$166,489,871
Unrealized appreciation	8,823,245	12,539,294	24,283,096	12,512,819
Investments, at value	$282,289,202	$166,659,483	$453,111,089	$179,002,690
Cash	$7,221,500	$800,389	$16,659	$72,608
Restricted cash*	161,800	440,000	563,200	374,000
Interest and dividends receivable	2,248,442	1,963,152	5,490,485	2,373,815
Receivable for investments sold	11,670,063	287,315	4,868,612	—
Receivable for Fund shares sold	1,125,889	191,553	243,671	66,992
Total assets	$304,716,896	$170,341,892	$464,293,716	$181,890,105

Liabilities
Payable for floating rate notes issued	$10,520,000	$3,640,000	$21,620,000	$12,725,000
Payable for when-issued securities	27,297,782	—	6,226,457	—
Payable for variation margin on open financial futures contracts	18,438	31,250	40,000	26,563
Payable for Fund shares redeemed	1,113,591	408,889	474,916	299,686
Distributions payable	92,378	86,070	191,315	88,299
Payable to affiliates:
Investment adviser fee	92,942	52,018	144,591	53,968
Distribution and service fees	53,612	34,162	102,501	39,345
Interest expense and fees payable	27,821	3,675	86,992	39,674
Accrued expenses	78,078	57,651	104,537	57,024
Total liabilities	$39,294,642	$4,313,715	$28,991,309	$13,329,559
Net Assets	$265,422,254	$166,028,177	$435,302,407	$168,560,546

Sources of Net Assets
Paid-in capital	$276,643,224	$188,805,292	$446,483,699	$184,134,257
Accumulated net realized loss	(20,432,394)	(35,951,800)	(35,820,959)	(28,128,174)
Accumulated undistributed (distributions in excess of) net investment income	389,621	524,641	214,812	(52,493)
Net unrealized appreciation	8,821,803	12,650,044	24,424,855	12,606,956
Net Assets	$265,422,254	$166,028,177	$435,302,407	$168,560,546

Class A Shares
Net Assets	$127,513,418	$101,903,614	$248,668,129	$118,018,976
Shares Outstanding	12,430,279	11,576,987	24,987,000	13,253,971
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.26	$8.80	$9.95	$8.90
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.77	$9.24	$10.45	$9.34

Class C Shares
Net Assets	$30,554,587	$20,543,876	$73,195,612	$23,250,026
Shares Outstanding	3,221,017	2,332,689	7,351,674	2,612,739
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.49	$8.81	$9.96	$8.90

Class I Shares
Net Assets	$107,354,249	$43,580,687	$113,438,666	$27,291,544
Shares Outstanding	10,458,006	4,951,808	11,400,184	3,063,022
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.27	$8.80	$9.95	$8.91

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2017
Investment Income	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Interest	$4,536,600	$3,555,290	$8,481,853	$3,716,086
Dividends	56,372	—	—	—
Total investment income	$4,592,972	$3,555,290	$8,481,853	$3,716,086

Expenses
Investment adviser fee	$546,105	$321,604	$881,309	$325,581
Distribution and service fees
Class A	170,094	108,296	267,484	127,278
Class B	—	—	234	—
Class C	161,780	106,085	361,599	113,649
Trustees’ fees and expenses	8,113	5,300	13,071	5,366
Custodian fee	41,911	26,596	55,695	25,474
Transfer and dividend disbursing agent fees	40,025	31,745	76,527	34,701
Legal and accounting services	34,481	30,077	41,465	30,797
Printing and postage	9,714	7,406	14,720	8,213
Registration fees	910	5,656	3,276	3,546
Interest expense and fees	67,898	67,888	143,687	89,911
Miscellaneous	31,781	13,702	26,835	12,757
Total expenses	$1,112,812	$724,355	$1,885,902	$777,273

Net investment income	$3,480,160	$2,830,935	$6,595,951	$2,938,813

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(7,353,847)	$(287,458)	$1,125,724	$11,753
Financial futures contracts	628,164	1,637,994	2,096,632	1,392,486
Net realized gain (loss)	$(6,725,683)	$1,350,536	$3,222,356	$1,404,239
Change in unrealized appreciation (depreciation) —
Investments	$(6,476,354)	$(8,905,732)	$(22,910,552)	$(9,148,614)
Financial futures contracts	(56,954)	(172,339)	(220,595)	(146,489)
Net change in unrealized appreciation (depreciation)	$(6,533,308)	$(9,078,071)	$(23,131,147)	$(9,295,103)

Net realized and unrealized loss	$(13,258,991)	$(7,727,535)	$(19,908,791)	$(7,890,864)

Net decrease in net assets from operations	$(9,778,831)	$(4,896,600)	$(13,312,840)	$(4,952,051)

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Statements of Changes in Net Assets

	Six Months Ended March 31, 2017 (Unaudited)
Increase (Decrease) in Net Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
From operations —
Net investment income	$3,480,160	$2,830,935	$6,595,951	$2,938,813
Net realized gain (loss) from investment transactions and financial futures contracts	(6,725,683)	1,350,536	3,222,356	1,404,239
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(6,533,308)	(9,078,071)	(23,131,147)	(9,295,103)
Net decrease in net assets from operations	$(9,778,831)	$(4,896,600)	$(13,312,840)	$(4,952,051)
Distributions to shareholders —
From net investment income
Class A	$(1,714,977)	$(1,796,860)	$(4,224,318)	$(2,185,312)
Class B	—	—	(3,299)	—
Class C	(285,988)	(286,324)	(917,471)	(321,146)
Class I	(1,459,470)	(740,157)	(1,676,683)	(402,176)
Total distributions to shareholders	$(3,460,435)	$(2,823,341)	$(6,821,771)	$(2,908,634)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,357,194	$3,742,735	$12,270,120	$4,503,641
Class C	2,976,653	1,172,962	5,196,534	952,534
Class I	56,317,016	14,229,596	35,494,373	11,451,620
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,464,501	1,517,538	3,646,922	1,815,207
Class C	236,312	227,253	700,686	265,370
Class I	1,221,359	563,903	1,243,217	290,771
Cost of shares redeemed
Class A	(24,236,727)	(15,344,107)	(47,805,504)	(18,665,936)
Class B	—	—	(18,715)	—
Class C	(6,066,409)	(4,003,893)	(9,663,662)	(1,717,673)
Class I	(54,458,211)	(14,401,052)	(23,597,712)	(4,525,333)
Net asset value of shares exchanged
Class A	—	—	8,915	—
Class B	—	—	(8,915)	—
Net asset value of shares merged*
Class A	—	—	1,830,276	—
Class B	—	—	(1,830,276)	—
Net decrease in net assets from Fund share transactions	$(14,188,312)	$(12,295,065)	$(22,533,741)	$(5,629,799)

Net decrease in net assets	$(27,427,578)	$(20,015,006)	$(42,668,352)	$(13,490,484)

Net Assets
At beginning of period	$292,849,832	$186,043,183	$477,970,759	$182,051,030
At end of period	$265,422,254	$166,028,177	$435,302,407	$168,560,546

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$389,621	$524,641	$214,812	$(52,493)

*	At the close of business on October 21, 2016, Class B shares of New York Fund were merged into Class A shares.

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2016
Increase (Decrease) in Net Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
From operations —
Net investment income	$6,168,279	$5,663,498	$13,228,702	$6,012,607
Net realized gain (loss) from investment transactions and financial futures contracts	6,448,741	(255,849)	2,426,417	(1,906,946)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,819,157	3,132,860	10,367,595	6,250,624
Net increase in net assets from operations	$15,436,177	$8,540,509	$26,022,714	$10,356,285
Distributions to shareholders —
From net investment income
Class A	$(3,908,645)	$(3,838,074)	$(8,862,943)	$(4,721,809)
Class B	—	—	(57,857)	—
Class C	(500,116)	(599,723)	(1,729,306)	(630,531)
Class I	(1,730,075)	(1,420,857)	(2,540,265)	(600,958)
Total distributions to shareholders	$(6,138,836)	$(5,858,654)	$(13,190,371)	$(5,953,298)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$31,812,838	$16,186,401	$50,886,670	$14,594,653
Class B	—	—	12,921	—
Class C	20,501,750	4,843,558	21,983,547	4,903,189
Class I	94,919,547	18,115,218	60,633,736	10,260,901
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,284,841	3,216,450	7,645,280	3,931,332
Class B	—	—	47,471	—
Class C	397,393	470,062	1,301,650	513,178
Class I	1,499,680	1,122,319	1,739,079	465,303
Cost of shares redeemed
Class A	(15,335,412)	(14,308,762)	(42,112,359)	(15,739,437)
Class B	—	—	(605,363)	—
Class C	(2,242,283)	(2,569,801)	(7,787,744)	(3,065,850)
Class I	(11,301,015)	(7,654,683)	(12,133,431)	(2,682,168)
Net asset value of shares exchanged
Class A	—	—	613,257	—
Class B	—	—	(613,257)	—
Net increase in net assets from Fund share transactions	$123,537,339	$19,420,762	$81,611,457	$13,181,101

Net increase in net assets	$132,834,680	$22,102,617	$94,443,800	$17,584,088

Net Assets
At beginning of year	$160,015,152	$163,940,566	$383,526,959	$164,466,942
At end of year	$292,849,832	$186,043,183	$477,970,759	$182,051,030

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$369,896	$517,047	$440,632	$(82,672)

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Financial Highlights

	California Opportunities Fund — Class A
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.740		$10.250	$10.230	$9.580	$10.410	$9.560

Income (Loss) From Operations
Net investment income(1)	$0.130		$0.302	$0.377	$0.394	$0.377	$0.391
Net realized and unrealized gain (loss)	(0.480)		0.491	0.018	0.647	(0.833)	0.846

Total income (loss) from operations	$(0.350)		$0.793	$0.395	$1.041	$(0.456)	$1.237

Less Distributions
From net investment income	$(0.130)		$(0.303)	$(0.375)	$(0.391)	$(0.374)	$(0.387)

Total distributions	$(0.130)		$(0.303)	$(0.375)	$(0.391)	$(0.374)	$(0.387)

Net asset value — End of period	$10.260		$10.740	$10.250	$10.230	$9.580	$10.410

Total Return(2)	(3.26	)%(3)	7.83%	3.92%	11.07%	(4.51)%	13.17%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$127,513		$148,675	$122,727	$120,695	$133,046	$158,892
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.77	%(5)	0.78%	0.84%	0.85%	0.84%	0.84%
Interest and fee expense(6)	0.05	%(5)	0.04%	0.04%	0.04%	0.04%	0.06%
Total expenses(4)	0.82	%(5)	0.82%	0.88%	0.89%	0.88%	0.90%
Net investment income	2.54	%(5)	2.86%	3.68%	3.99%	3.71%	3.91%
Portfolio Turnover	99	%(3)	219%	66%	12%	33%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Financial Highlights — continued

	California Opportunities Fund — Class C
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.930		$9.480	$9.460	$8.860	$9.630	$8.840

Income (Loss) From Operations
Net investment income(1)	$0.085		$0.198	$0.277	$0.296	$0.278	$0.292
Net realized and unrealized gain (loss)	(0.441)		0.459	0.019	0.597	(0.773)	0.787

Total income (loss) from operations	$(0.356)		$0.657	$0.296	$0.893	$(0.495)	$1.079

Less Distributions
From net investment income	$(0.084)		$(0.207)	$(0.276)	$(0.293)	$(0.275)	$(0.289)

Total distributions	$(0.084)		$(0.207)	$(0.276)	$(0.293)	$(0.275)	$(0.289)

Net asset value — End of period	$9.490		$9.930	$9.480	$9.460	$8.860	$9.630

Total Return(2)	(3.58	)%(3)	6.98%	3.17%	10.23%	(5.25)%	12.38%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,555		$35,006	$15,343	$10,297	$10,237	$12,572
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.52	%(5)	1.53%	1.59%	1.60%	1.59%	1.59%
Interest and fee expense(6)	0.05	%(5)	0.04%	0.04%	0.04%	0.04%	0.06%
Total expenses(4)	1.57	%(5)	1.57%	1.63%	1.64%	1.63%	1.65%
Net investment income	1.78	%(5)	2.02%	2.92%	3.24%	2.95%	3.15%
Portfolio Turnover	99	%(3)	219%	66%	12%	33%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Financial Highlights — continued

	California Opportunities Fund — Class I
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.750		$10.260	$10.240	$9.590	$10.420	$9.560

Income (Loss) From Operations
Net investment income(1)	$0.143		$0.312	$0.403	$0.419	$0.402	$0.413
Net realized and unrealized gain (loss)	(0.480)		0.507	0.018	0.647	(0.833)	0.860

Total income (loss) from operations	$(0.337)		$0.819	$0.421	$1.066	$(0.431)	$1.273

Less Distributions
From net investment income	$(0.143)		$(0.329)	$(0.401)	$(0.416)	$(0.399)	$(0.413)

Total distributions	$(0.143)		$(0.329)	$(0.401)	$(0.416)	$(0.399)	$(0.413)

Net asset value — End of period	$10.270		$10.750	$10.260	$10.240	$9.590	$10.420

Total Return(2)	(3.23	)%(3)	8.09%	4.18%	11.33%	(4.27)%	13.56%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$107,354		$109,169	$21,945	$23,320	$26,025	$15,310
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.52	%(5)	0.52%	0.59%	0.60%	0.59%	0.59%
Interest and fee expense(6)	0.05	%(5)	0.04%	0.04%	0.04%	0.04%	0.06%
Total expenses(4)	0.57	%(5)	0.56%	0.63%	0.64%	0.63%	0.65%
Net investment income	2.78	%(5)	2.93%	3.92%	4.25%	3.97%	4.12%
Portfolio Turnover	99	%(3)	219%	66%	12%	33%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Financial Highlights — continued

	Massachusetts Fund — Class A
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.180		$9.030	$9.120	$8.560	$9.380	$8.700

Income (Loss) From Operations
Net investment income(1)	$0.147		$0.304	$0.322	$0.347	$0.342	$0.360
Net realized and unrealized gain (loss)	(0.380)		0.160	(0.088)	0.566	(0.822)	0.670

Total income (loss) from operations	$(0.233)		$0.464	$0.234	$0.913	$(0.480)	$1.030

Less Distributions
From net investment income	$(0.147)		$(0.314)	$(0.324)	$(0.353)	$(0.340)	$(0.350)

Total distributions	$(0.147)		$(0.314)	$(0.324)	$(0.353)	$(0.340)	$(0.350)

Net asset value — End of period	$8.800		$9.180	$9.030	$9.120	$8.560	$9.380

Total Return(2)	(2.53	)%(3)	5.20%	2.60%	10.86%	(5.27)%	12.05%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$101,904		$116,883	$109,990	$115,002	$119,390	$148,671
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.71	%(5)	0.72%	0.72%	0.73%	0.74%	0.74%
Interest and fee expense(6)	0.08	%(5)	0.06%	0.05%	0.05%	0.07%	0.08%
Total expenses(4)	0.79	%(5)	0.78%	0.77%	0.78%	0.81%	0.82%
Net investment income	3.33	%(5)	3.31%	3.54%	3.93%	3.74%	3.99%
Portfolio Turnover	17	%(3)	17%	10%	6%	4%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Financial Highlights — continued

	Massachusetts Fund — Class C
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.190		$9.040	$9.120	$8.560	$9.390	$8.710

Income (Loss) From Operations
Net investment income(1)	$0.114		$0.234	$0.252	$0.281	$0.274	$0.291
Net realized and unrealized gain (loss)	(0.381)		0.162	(0.076)	0.566	(0.833)	0.671

Total income (loss) from operations	$(0.267)		$0.396	$0.176	$0.847	$(0.559)	$0.962

Less Distributions
From net investment income	$(0.113)		$(0.246)	$(0.256)	$(0.287)	$(0.271)	$(0.282)

Total distributions	$(0.113)		$(0.246)	$(0.256)	$(0.287)	$(0.271)	$(0.282)

Net asset value — End of period	$8.810		$9.190	$9.040	$9.120	$8.560	$9.390

Total Return(2)	(2.89	)%(3)	4.41%	1.95%	10.04%	(6.08)%	11.21%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,544		$24,165	$21,074	$18,787	$19,148	$23,766
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.47%	1.47%	1.48%	1.49%	1.49%
Interest and fee expense(6)	0.08	%(5)	0.06%	0.05%	0.05%	0.07%	0.08%
Total expenses(4)	1.54	%(5)	1.53%	1.52%	1.53%	1.56%	1.57%
Net investment income	2.58	%(5)	2.55%	2.78%	3.18%	2.99%	3.22%
Portfolio Turnover	17	%(3)	17%	10%	6%	4%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Financial Highlights — continued

	Massachusetts Fund — Class I
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.180		$9.030	$9.120	$8.560	$9.380	$8.700

Income (Loss) From Operations
Net investment income(1)	$0.156		$0.320	$0.338	$0.361	$0.360	$0.377
Net realized and unrealized gain (loss)	(0.381)		0.162	(0.086)	0.570	(0.822)	0.671

Total income (loss) from operations	$(0.225)		$0.482	$0.252	$0.931	$(0.462)	$1.048

Less Distributions
From net investment income	$(0.155)		$(0.332)	$(0.342)	$(0.371)	$(0.358)	$(0.368)

Total distributions	$(0.155)		$(0.332)	$(0.342)	$(0.371)	$(0.358)	$(0.368)

Net asset value — End of period	$8.800		$9.180	$9.030	$9.120	$8.560	$9.380

Total Return(2)	(2.44	)%(3)	5.40%	2.80%	11.09%	(5.08)%	12.28%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,581		$44,995	$32,876	$26,026	$16,229	$16,643
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.51	%(5)	0.52%	0.52%	0.53%	0.54%	0.54%
Interest and fee expense(6)	0.08	%(5)	0.06%	0.05%	0.05%	0.07%	0.08%
Total expenses(4)	0.59	%(5)	0.58%	0.57%	0.58%	0.61%	0.62%
Net investment income	3.53	%(5)	3.49%	3.72%	4.07%	3.95%	4.16%
Portfolio Turnover	17	%(3)	17%	10%	6%	4%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Financial Highlights — continued

	New York Fund — Class A
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.390		$10.070	$10.140	$9.510	$10.320	$9.610

Income (Loss) From Operations
Net investment income(1)	$0.153		$0.326	$0.365	$0.400	$0.399	$0.420
Net realized and unrealized gain (loss)	(0.435)		0.320	(0.072)	0.629	(0.808)	0.709

Total income (loss) from operations	$(0.282)		$0.646	$0.293	$1.029	$(0.409)	$1.129

Less Distributions
From net investment income	$(0.158)		$(0.326)	$(0.363)	$(0.399)	$(0.401)	$(0.419)

Total distributions	$(0.158)		$(0.326)	$(0.363)	$(0.399)	$(0.401)	$(0.419)

Net asset value — End of period	$9.950		$10.390	$10.070	$10.140	$9.510	$10.320

Total Return(2)	(2.71	)%(3)	6.49%	2.93%	11.02%	(4.10)%	11.98%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$248,668		$291,077	$265,348	$246,418	$224,465	$267,732
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.71	%(5)	0.70%	0.71%	0.73%	0.75%	0.76%
Interest and fee expense(6)	0.06	%(5)	0.05%	0.05%	0.06%	0.07%	0.08%
Total expenses(4)	0.77	%(5)	0.75%	0.76%	0.79%	0.82%	0.84%
Net investment income	3.06	%(5)	3.16%	3.61%	4.08%	3.95%	4.22%
Portfolio Turnover	26	%(3)	38%	8%	4%	5%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Financial Highlights — continued

	New York Fund — Class C
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.390		$10.070	$10.140	$9.520	$10.320	$9.610

Income (Loss) From Operations
Net investment income(1)	$0.115		$0.248	$0.288	$0.327	$0.323	$0.345
Net realized and unrealized gain (loss)	(0.425)		0.320	(0.071)	0.618	(0.797)	0.710

Total income (loss) from operations	$(0.310)		$0.568	$0.217	$0.945	$(0.474)	$1.055

Less Distributions
From net investment income	$(0.120)		$(0.248)	$(0.287)	$(0.325)	$(0.326)	$(0.345)

Total distributions	$(0.120)		$(0.248)	$(0.287)	$(0.325)	$(0.326)	$(0.345)

Net asset value — End of period	$9.960		$10.390	$10.070	$10.140	$9.520	$10.320

Total Return(2)	(2.98	)%(3)	5.69%	2.17%	10.08%	(4.71)%	11.15%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$73,196		$80,371	$62,713	$48,653	$40,695	$46,914
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.44%	1.46%	1.48%	1.50%	1.50%
Interest and fee expense(6)	0.06	%(5)	0.05%	0.05%	0.06%	0.07%	0.08%
Total expenses(4)	1.52	%(5)	1.49%	1.51%	1.54%	1.57%	1.58%
Net investment income	2.31	%(5)	2.40%	2.85%	3.32%	3.20%	3.46%
Portfolio Turnover	26	%(3)	38%	8%	4%	5%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Financial Highlights — continued

	New York Fund — Class I
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.390		$10.070	$10.140	$9.510	$10.320	$9.610

Income (Loss) From Operations
Net investment income(1)	$0.162		$0.342	$0.384	$0.418	$0.419	$0.439
Net realized and unrealized gain (loss)	(0.434)		0.324	(0.071)	0.630	(0.808)	0.710

Total income (loss) from operations	$(0.272)		$0.666	$0.313	$1.048	$(0.389)	$1.149

Less Distributions
From net investment income	$(0.168)		$(0.346)	$(0.383)	$(0.418)	$(0.421)	$(0.439)

Total distributions	$(0.168)		$(0.346)	$(0.383)	$(0.418)	$(0.421)	$(0.439)

Net asset value — End of period	$9.950		$10.390	$10.070	$10.140	$9.510	$10.320

Total Return(2)	(2.61	)%(3)	6.70%	3.14%	11.24%	(3.91)%	12.20%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$113,439		$104,643	$52,507	$34,125	$20,814	$26,159
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.51	%(5)	0.49%	0.51%	0.53%	0.55%	0.55%
Interest and fee expense(6)	0.06	%(5)	0.05%	0.05%	0.06%	0.07%	0.08%
Total expenses(4)	0.57	%(5)	0.54%	0.56%	0.59%	0.62%	0.63%
Net investment income	3.26	%(5)	3.31%	3.80%	4.25%	4.15%	4.40%
Portfolio Turnover	26	%(3)	38%	8%	4%	5%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Financial Highlights — continued

	Ohio Fund — Class A
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.300		$9.060	$9.180	$8.600	$9.490	$8.790

Income (Loss) From Operations
Net investment income(1)	$0.155		$0.329	$0.348	$0.366	$0.353	$0.364
Net realized and unrealized gain (loss)	(0.402)		0.237	(0.123)	0.579	(0.892)	0.698

Total income (loss) from operations	$(0.247)		$0.566	$0.225	$0.945	$(0.539)	$1.062

Less Distributions
From net investment income	$(0.153)		$(0.326)	$(0.345)	$(0.365)	$(0.351)	$(0.362)

Total distributions	$(0.153)		$(0.326)	$(0.345)	$(0.365)	$(0.351)	$(0.362)

Net asset value — End of period	$8.900		$9.300	$9.060	$9.180	$8.600	$9.490

Total Return(2)	(2.64	)%(3)	6.33%	2.48%	11.19%	(5.83)%	12.29%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$118,019		$136,271	$130,016	$132,578	$142,380	$187,540
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.72	%(5)	0.71%	0.72%	0.69%	0.74%	0.73%
Interest and fee expense(6)	0.10	%(5)	0.05%	0.02%	0.04%	0.03%	0.03%
Total expenses(4)	0.82	%(5)	0.76%	0.74%	0.73%	0.77%	0.76%
Net investment income	3.47	%(5)	3.56%	3.81%	4.11%	3.84%	3.97%
Portfolio Turnover	3	%(3)	9%	4%	5%	9%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Financial Highlights — continued

	Ohio Fund — Class C
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.300		$9.060	$9.170	$8.600	$9.480	$8.790

Income (Loss) From Operations
Net investment income(1)	$0.121		$0.259	$0.279	$0.298	$0.284	$0.293
Net realized and unrealized gain (loss)	(0.401)		0.237	(0.113)	0.570	(0.882)	0.690

Total income (loss) from operations	$(0.280)		$0.496	$0.166	$0.868	$(0.598)	$0.983

Less Distributions
From net investment income	$(0.120)		$(0.256)	$(0.276)	$(0.298)	$(0.282)	$(0.293)

Total distributions	$(0.120)		$(0.256)	$(0.276)	$(0.298)	$(0.282)	$(0.293)

Net asset value — End of period	$8.900		$9.300	$9.060	$9.170	$8.600	$9.480

Total Return(2)	(3.01	)%(3)	5.53%	1.83%	10.24%	(6.44)%	11.34%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,250		$24,822	$21,899	$20,094	$21,739	$27,921
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.47	%(5)	1.46%	1.47%	1.44%	1.49%	1.48%
Interest and fee expense(6)	0.10	%(5)	0.05%	0.02%	0.04%	0.03%	0.03%
Total expenses(4)	1.57	%(5)	1.51%	1.49%	1.48%	1.52%	1.51%
Net investment income	2.72	%(5)	2.80%	3.06%	3.35%	3.09%	3.20%
Portfolio Turnover	3	%(3)	9%	4%	5%	9%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Financial Highlights — continued

	Ohio Fund — Class I
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.310		$9.070	$9.180	$8.610	$9.490	$8.800

Income (Loss) From Operations
Net investment income(1)	$0.164		$0.346	$0.366	$0.382	$0.372	$0.382
Net realized and unrealized gain (loss)	(0.401)		0.239	(0.113)	0.571	(0.883)	0.688

Total income (loss) from operations	$(0.237)		$0.585	$0.253	$0.953	$(0.511)	$1.070

Less Distributions
From net investment income	$(0.163)		$(0.345)	$(0.363)	$(0.383)	$(0.369)	$(0.380)

Total distributions	$(0.163)		$(0.345)	$(0.363)	$(0.383)	$(0.369)	$(0.380)

Net asset value — End of period	$8.910		$9.310	$9.070	$9.180	$8.610	$9.490

Total Return(2)	(2.54	)%(3)	6.54%	2.80%	11.28%	(5.53)%	12.39%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,292		$20,957	$12,552	$8,882	$6,596	$6,415
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.52	%(5)	0.51%	0.52%	0.50%	0.54%	0.53%
Interest and fee expense(6)	0.10	%(5)	0.05%	0.02%	0.04%	0.03%	0.03%
Total expenses(4)	0.62	%(5)	0.56%	0.54%	0.54%	0.57%	0.56%
Net investment income	3.68	%(5)	3.73%	4.00%	4.28%	4.06%	4.16%
Portfolio Turnover	3	%(3)	9%	4%	5%	9%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, four of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipal Opportunities Fund (California Opportunities Fund), Eaton Vance Massachusetts Municipal Income Fund (Massachusetts Fund), Eaton Vance New York Municipal Income Fund (New York Fund) and Eaton Vance Ohio Municipal Income Fund (Ohio Fund), (each individually referred to as the Fund, and collectively, the Funds). The investment objective of the Massachusetts Fund, New York Fund and Ohio Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The investment objective of the California Opportunities Fund is to seek to maximize after-tax total return. The Funds offer three classes of shares. The New York Fund previously offered Class B shares. At the close of business on October 21, 2016, Class B shares of New York Fund were merged into Class A shares of New York Fund. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest and dividend income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

44

Eaton Vance

Municipal Income Funds

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

As of March 31, 2017, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2017. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2017, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Floating Rate Notes Outstanding	$10,520,000	$3,640,000	$21,620,000	$12,725,000
Interest Rate or Range of Interest Rates (%)	0.94 - 0.95	1.04	0.94	0.94 - 1.15
Collateral for Floating Rate Notes Outstanding	$15,023,670	$6,768,271	$32,059,042	$19,919,817

45

Eaton Vance

Municipal Income Funds

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

For the six months ended March 31, 2017, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Average Floating Rate Notes Outstanding	$10,520,000	$9,997,143	$21,620,000	$12,725,000
Average Interest Rate	1.29%	1.36%	1.33%	1.42%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2017.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date is July 21, 2017, as announced on July 7, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts were restructured to comply with the Volcker Rule and all residual interest bonds held by the Funds at March 31, 2017 are Volcker Rule compliant. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of income.

Legal and restructuring fees incurred in connection with the restructuring of residual interest bond trusts are recorded as interest expense.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to March 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the

46

Eaton Vance

Municipal Income Funds

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2016, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

September 30, 2017	$1,354,846	$9,824,104	$2,053,235	$5,075,023
September 30, 2018	12,351,723	20,239,992	22,999,420	10,217,857
September 30, 2019	—	4,877,692	7,036,080	3,163,804

Total capital loss carryforwards	$13,706,569	$34,941,788	$32,088,735	$18,456,684

Deferred capital losses:
Short-term	$—	$2,187,022	$745,927	$4,785,434
Long-term	$—	$1,202,332	$6,940,346	$6,192,949

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Aggregate cost	$262,870,027	$149,986,141	$406,390,396	$153,609,956

Gross unrealized appreciation	$10,652,208	$13,916,693	$28,070,491	$13,786,632
Gross unrealized depreciation	(1,753,033)	(883,351)	(2,969,798)	(1,118,898)

Net unrealized appreciation	$8,899,175	$13,033,342	$25,100,693	$12,667,734

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table (except for California Opportunities Fund) and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

47

Eaton Vance

Municipal Income Funds

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

On average daily net assets of $500 million or more, the rates are reduced. For California Opportunities Fund, the annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more.

For the six months ended March 31, 2017, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Investment Adviser Fee	$546,105	$321,604	$881,309	$325,581
Effective Annual Rate	0.40%	0.37%	0.40%	0.38%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended March 31, 2017 were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

EVM’s Sub-Transfer Agent Fees	$3,225	$3,673	$9,111	$3,119
EVD’s Class A Sales Charges	$16,078	$4,098	$16,043	$11,055

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2017 for Class A shares amounted to the following:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A Distribution and Service Fees	$170,094	$108,296	$267,484	$127,278

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and/or Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund paid/pays EVD amounts equal to 0.75% (0.00% for New York Fund Class B shares) per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective

48

Eaton Vance

Municipal Income Funds

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

Funds. During the six months ended March 31, 2017, the New York Fund discontinued Class B distribution fees to EVD pursuant to the sales charge limitations described below. For the six months ended March 31, 2017, the Funds paid or accrued to EVD the following distribution fees:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class C Distribution Fees	$121,335	$83,751	$285,473	$89,723

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2017 amounted to the following:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class B Service Fees	$—	$—	$234	$—
Class C Service Fees	$40,445	$22,334	$76,126	$23,926

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, were further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase and, prior to the close of business on October 21, 2016, on redemptions of New York Fund Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares was imposed at declining rates that began at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended March 31, 2017, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A	$400	$3,000	$13,000	$800
Class C	$4,000	$100	$4,000	$200

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2017 were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Purchases	$298,684,574	$30,452,582	$118,507,967	$6,216,256
Sales	$347,460,752	$44,166,706	$133,967,165	$10,319,127

49

Eaton Vance

Municipal Income Funds

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

California Opportunities Fund
	Six Months Ended March 31, 2017 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	815,048	—	311,351	5,489,882
Issued to shareholders electing to receive payments of distributions in Fund shares	142,619	—	24,890	118,845
Redemptions	(2,370,120)	—	(639,916)	(5,307,820)

Net increase (decrease)	(1,412,453)	—	(303,675)	300,907

	Year Ended September 30, 2016
	Class A	Class B	Class C	Class I

Sales	3,005,172	—	2,094,704	8,939,155
Issued to shareholders electing to receive payments of distributions in Fund shares	310,821	—	40,542	140,752
Redemptions	(1,441,412)	—	(228,553)	(1,061,317)

Net increase	1,874,581	—	1,906,693	8,018,590

Massachusetts Fund
	Six Months Ended March 31, 2017 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	422,089	—	132,092	1,621,115
Issued to shareholders electing to receive payments of distributions in Fund shares	172,210	—	25,773	63,983
Redemptions	(1,745,149)	—	(455,233)	(1,633,765)

Net increase (decrease)	(1,150,850)	—	(297,368)	51,333

	Year Ended September 30, 2016
	Class A	Class B	Class C	Class I

Sales	1,760,194	—	526,770	1,971,448
Issued to shareholders electing to receive payments of distributions in Fund shares	350,458	—	51,167	122,233
Redemptions	(1,559,026)	—	(279,675)	(833,587)

Net increase	551,626	—	298,262	1,260,094

50

Eaton Vance

Municipal Income Funds

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

New York Fund
	Six Months Ended March 31, 2017 (Unaudited)
	Class A	Class B(1)	Class C	Class I

Sales	1,227,066	—	519,277	3,578,494
Issued to shareholders electing to receive payments of distributions in Fund shares	365,911	—	70,290	124,744
Redemptions	(4,802,449)	(1,818)	(970,378)	(2,376,147)
Exchange from Class B shares	868	—	—	—
Exchange to Class A shares	—	(867)	—	—
Merger from Class B shares	178,237	—	—	—
Merger to Class A shares	—	(178,001)	—	—

Net increase (decrease)	(3,030,367)	(180,686)	(380,811)	1,327,091

	Year Ended September 30, 2016
	Class A	Class B	Class C	Class I

Sales	4,940,115	1,264	2,134,588	5,865,416
Issued to shareholders electing to receive payments of distributions in Fund shares	741,419	4,608	126,162	168,158
Redemptions	(4,082,909)	(59,128)	(755,155)	(1,176,767)
Exchange from Class B shares	59,703	—	—	—
Exchange to Class A shares	—	(59,594)	—	—

Net increase (decrease)	1,658,328	(112,850)	1,505,595	4,856,807

(1)	At the close of business on October 21, 2016, Class B shares of New York Fund were merged into Class A shares.

Ohio Fund
	Six Months Ended March 31, 2017 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	504,173	—	106,001	1,286,450
Issued to shareholders electing to receive payments of distributions in Fund shares	203,279	—	29,735	32,548
Redemptions	(2,099,551)	—	(192,530)	(506,999)

Net increase (decrease)	(1,392,099)	—	(56,794)	811,999

	Year Ended September 30, 2016
	Class A	Class B	Class C	Class I

Sales	1,581,996	—	529,464	1,107,249
Issued to shareholders electing to receive payments of distributions in Fund shares	425,209	—	55,522	50,220
Redemptions	(1,704,354)	—	(332,827)	(290,348)

Net increase	302,851	—	252,159	867,121

51

Eaton Vance

Municipal Income Funds

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2017.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2017 is included in the Portfolio of Investments. At March 31, 2017, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2017 were as follows:

	California Opportunities Fund		Massachusetts Fund		New York Fund		Ohio Fund

Asset Derivative:
Futures Contracts	$18,827	(1)	$110,750	(1)	$141,759	(1)	$94,137	(1)

Total	$18,827		$110,750		$141,759		$94,137

Liability Derivative:
Futures Contracts	$(20,269	)(1)	$—		$—		$—

Total	$(20,269)		$—		$—		$—

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2017 was as follows:

	California Opportunities Fund		Massachusetts Fund		New York Fund		Ohio Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$628,164	(1)	$1,637,994	(1)	$2,096,632	(1)	$1,392,486	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(56,954	)(2)	$(172,339	)(2)	$(220,595	)(2)	$(146,489	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

52

Eaton Vance

Municipal Income Funds

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts outstanding during the six months ended March 31, 2017, which is indicative of the volume of this derivative type, was approximately as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Average Notional Amount:
Futures Contracts — Short	$10,267,000	$15,745,000	$20,154,000	$13,384,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2017, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

California Opportunities Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$267,178,521	$—	$267,178,521
Taxable Municipal Securities	—	13,149,419	—	13,149,419
Closed-End Funds	1,961,262	—	—	1,961,262

Total Investments	$1,961,262	$280,327,940	$—	$282,289,202

Futures Contracts	$18,827	$—	$—	$18,827

Total	$1,980,089	$280,327,940	$—	$282,308,029

Liability Description

Futures Contracts	$(20,269)	$—	$—	$(20,269)

Total	$(20,269)	$—	$—	$(20,269)

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$166,659,483	$—	$166,659,483

Total Investments	$—	$166,659,483	$—	$166,659,483

Futures Contracts	$110,750	$—	$—	$110,750

Total	$110,750	$166,659,483	$—	$166,770,233

53

Eaton Vance

Municipal Income Funds

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

New York Fund
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Investments	$—	$452,034,178	$—	$452,034,178
Miscellaneous	—	—	1,076,911	1,076,911

Total Investments	$—	$452,034,178	$1,076,911	$453,111,089

Futures Contracts	$141,759	$—	$—	$141,759

Total	$141,759	$452,034,178	$1,076,911	$453,252,848

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$179,002,690	$—	$179,002,690

Total Investments	$—	$179,002,690	$—	$179,002,690

Futures Contracts	$94,137	$—	$—	$94,137

Total	$94,137	$179,002,690	$—	$179,096,827

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the New York Fund.

The California Opportunities Fund, Massachusetts Fund and Ohio Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs.

Level 3 investments held by New York Fund at the beginning and/or end of period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2017 is not presented.

At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

54

Eaton Vance

Municipal Income Funds

March 31, 2017

Officers and Trustees

Officers of Eaton Vance Municipals Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee
**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

55

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

56

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7708     3.31.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2017